Wilshire Income Opportunities Fund
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 31.4%			Par	Value
Basic Materials - 2.0%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/2028 (Callable 09/01/2028)			$ 200,000	$187,460
ArcelorMittal SA, 6.00%, 06/17/2034 (Callable 03/17/2034)			36,000	36,812
Aris Mining Corp., 8.00%, 10/31/2029 (Callable 10/31/2026) (a)			200,000	202,750
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (Callable 10/31/2029)			200,000	172,000
5.88%, 01/31/2050 (a)			200,000	139,000
CAP SA, 3.90%, 04/27/2031 (Callable 01/27/2031) (b)			200,000	164,250
Celanese US Holdings LLC
6.50%, 04/15/2030 (Callable 04/15/2027)			5,000	4,965
6.75%, 04/15/2033 (Callable 04/15/2028)			5,000	4,859
CF Industries, Inc., 5.38%, 03/15/2044			39,000	35,559
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027 (Callable 05/02/2025)			85,000	84,256
6.75%, 04/15/2030 (Callable 04/15/2026) (a)			324,000	312,660
4.88%, 03/01/2031 (Callable 03/01/2026) (a)			46,000	40,020
7.38%, 05/01/2033 (Callable 05/01/2028) (a)			215,000	206,400
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033 (Callable 11/02/2032)			200,000	193,164
6.44%, 01/26/2036 (Callable 10/26/2035) (a)			200,000	207,900
CSN Resources SA, 5.88%, 04/08/2032 (Callable 04/08/2027)			200,000	163,500
Freeport-McMoRan, Inc.
4.63%, 08/01/2030 (Callable 08/01/2025)			40,000	39,006
5.40%, 11/14/2034 (Callable 05/14/2034)			95,000	95,212
5.45%, 03/15/2043 (Callable 09/15/2042)			400,000	374,293
Glencore Funding LLC, 5.37%, 04/04/2029 (Callable 03/04/2029) (a)			64,000	64,976
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029 (Callable 02/15/2029)			200,000	207,200
Hudbay Minerals, Inc., 4.50%, 04/01/2026 (Callable 05/02/2025) (a)			110,000	107,800
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (Callable 05/02/2025) (a)			30,000	29,888
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 4.75%, 05/15/2025 (Callable 05/02/2025) (a)			225,000	224,959
Novelis Corp.
3.25%, 11/15/2026 (Callable 05/02/2025) (a)			85,000	82,025
3.88%, 08/15/2031 (Callable 08/15/2026) (a)			25,000	21,687
Novelis, Inc., 6.88%, 01/30/2030 (Callable 01/30/2027) (a)			10,000	10,088
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 01/27/2030 (Callable 05/02/2025) (a)			25,000	23,072
OCP SA, 6.75%, 05/02/2034 (Callable 02/02/2034)			200,000	205,279
Olin Corp., 6.63%, 04/01/2033 (Callable 04/01/2028) (a)			10,000	9,712
Rio Tinto Finance USA PLC, 5.75%, 03/14/2055 (Callable 09/14/2054)			21,000	21,022
Vale Overseas Ltd., 6.40%, 06/28/2054 (Callable 12/28/2053)			31,000	30,538
WR Grace Holdings LLC, 5.63%, 08/15/2029 (Callable 05/02/2025) (a)			20,000	17,175
				3,719,487

Communications - 2.0%
AT&T, Inc., 3.50%, 09/15/2053 (Callable 03/15/2053)			94,000	63,893
Bell Telephone Co. of Canada or Bell Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055 (Callable 06/15/2030)			22,000	22,144
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (Callable 05/02/2025) (a)			85,000	84,681
5.13%, 05/01/2027 (Callable 05/02/2025) (a)			15,000	14,719
4.75%, 03/01/2030 (Callable 05/02/2025) (a)			25,000	23,125
4.75%, 02/01/2032 (Callable 02/01/2027) (a)			25,000	22,125
4.25%, 01/15/2034 (Callable 01/15/2028) (a)			25,000	20,563
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031 (Callable 01/01/2031)			35,000	30,267
5.75%, 04/01/2048 (Callable 10/01/2047)			90,000	77,430
5.13%, 07/01/2049 (Callable 01/01/2049)			265,000	209,277
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029 (Callable 05/02/2025) (a)			15,000	12,375
CommScope LLC, 9.50%, 12/15/2031 (Callable 06/15/2026) (a)			15,000	15,375
Consolidated Communications, Inc., 5.00%, 10/01/2028 (Callable 04/12/2025) (a)			20,000	18,675
Digicel Group Holdings Ltd., 0.00%, 12/31/2030 (a)(c)(d)			131,130	5,296
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (Callable 05/02/2025) (a)			40,000	38,700
DISH DBS Corp.
5.75%, 12/01/2028 (Callable 12/01/2027) (a)			20,000	16,750
5.13%, 06/01/2029			5,000	3,250
EchoStar Corp., 10.75%, 11/30/2029 (Callable 11/30/2026)			10,000	10,487
Expedia Group, Inc.
3.80%, 02/15/2028 (Callable 11/15/2027)			68,000	66,298
5.40%, 02/15/2035 (Callable 11/15/2034)			44,000	43,733
GCI LLC, 4.75%, 10/15/2028 (Callable 04/17/2025) (a)			25,000	23,031
Gray Television, Inc., 10.50%, 07/15/2029 (Callable 07/15/2026) (a)			15,000	15,544
Level 3 Financing, Inc.
10.50%, 04/15/2029 (Callable 03/22/2027) (a)			25,000	27,625
4.50%, 04/01/2030 (Callable 03/22/2026) (a)			15,000	12,019
Match Group Holdings II LLC
4.63%, 06/01/2028 (Callable 05/02/2025) (a)			25,000	23,906
4.13%, 08/01/2030 (Callable 05/02/2025) (a)			60,000	53,625
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (Callable 05/02/2025) (a)			20,000	19,450
7.38%, 09/01/2031 (Callable 09/01/2027) (a)			5,000	5,025
Meta Platforms, Inc.
4.75%, 08/15/2034 (Callable 05/15/2034)			50,000	49,573
5.40%, 08/15/2054 (Callable 02/15/2054)			171,000	167,329
5.55%, 08/15/2064 (Callable 02/15/2064)			100,000	98,076
Netflix, Inc.
5.88%, 11/15/2028			15,000	15,616
5.40%, 08/15/2054 (Callable 02/15/2054)			50,000	48,962
News Corp., 3.88%, 05/15/2029 (Callable 04/12/2025) (a)			280,000	262,270
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030 (Callable 05/02/2025) (a)			25,000	22,812
Paramount Global, 6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062 (Callable 03/30/2027)			76,000	73,757
Sirius XM Radio LLC
3.13%, 09/01/2026 (Callable 05/02/2025) (a)			85,000	82,131
5.00%, 08/01/2027 (Callable 05/02/2025) (a)			25,000	24,312
4.13%, 07/01/2030 (Callable 07/01/2025) (a)			235,000	207,975
Stagwell Global LLC, 5.63%, 08/15/2029 (Callable 05/02/2025) (a)			25,000	23,750
T-Mobile USA, Inc.
2.88%, 02/15/2031 (Callable 02/15/2026)			50,000	44,987
3.50%, 04/15/2031 (Callable 04/15/2026)			155,000	143,255
2.70%, 03/15/2032 (Callable 12/15/2031)			90,000	77,854
5.50%, 01/15/2055 (Callable 07/15/2054)			37,000	35,019
5.25%, 06/15/2055 (Callable 12/15/2054)			24,000	22,018
5.88%, 11/15/2055 (Callable 05/15/2055)			19,000	19,122
Uber Technologies, Inc., 4.80%, 09/15/2034 (Callable 06/15/2034)			177,000	171,482
Univision Communications, Inc.
6.63%, 06/01/2027 (Callable 04/12/2025) (a)			110,000	108,488
7.38%, 06/30/2030 (Callable 06/30/2025) (a)			15,000	14,325
VeriSign, Inc., 5.25%, 06/01/2032 (Callable 04/01/2032)			45,000	45,279
Videotron Ltd., 5.70%, 01/15/2035 (Callable 10/15/2034) (a)			37,000	37,087
Virgin Media Finance PLC, 5.00%, 07/15/2030 (Callable 07/15/2025) (a)(b)			200,000	173,108
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (Callable 04/12/2025) (a)			276,000	261,175
4.50%, 08/15/2030 (Callable 08/15/2025) (a)			100,000	88,250
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (Callable 01/31/2026) (a)			215,000	188,441
5.63%, 04/15/2032 (Callable 04/15/2027) (a)		EUR	150,000	159,646
Wayfair LLC, 7.25%, 10/31/2029 (Callable 10/31/2026) (a)			15,000	14,325
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (Callable 10/01/2027) (a)			10,000	10,175
				3,669,987

Consumer, Cyclical - 3.3%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (Callable 05/02/2025) (a)			167,000	159,276
3.50%, 02/15/2029 (Callable 04/12/2025) (a)			191,000	175,959
Adient Global Holdings Ltd., 8.25%, 04/15/2031 (Callable 04/15/2026) (a)			25,000	24,232
Allison Transmission, Inc., 5.88%, 06/01/2029 (Callable 05/02/2025) (a)			25,000	24,844
American Airlines, Inc., 8.50%, 05/15/2029 (Callable 11/15/2025) (a)			30,000	30,375
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (a)			10,417	10,365
5.75%, 04/20/2029 (a)			300,000	292,875
AutoNation, Inc., 5.89%, 03/15/2035 (Callable 12/15/2034)			31,000	30,940
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (Callable 05/02/2025) (a)			50,000	49,125
Caesars Entertainment, Inc.
6.50%, 02/15/2032 (Callable 02/15/2027) (a)			25,000	24,812
6.00%, 10/15/2032 (Callable 10/15/2027) (a)			40,000	37,350
Carnival Corp.
5.75%, 01/15/2030 (Callable 10/15/2029) (a)		EUR	100,000	114,280
6.13%, 02/15/2033 (Callable 02/15/2028) (a)			13,000	12,838
Carvana Co.
9.00% (or 12.00% PIK), 12/01/2028 (Callable 04/12/2025) (a)			12,890	13,228
9.00% (or 13.00% PIK), 06/01/2030 (Callable 08/15/2025) (a)			5,000	5,288
CCM Merger, Inc., 6.38%, 05/01/2026 (Callable 05/02/2025) (a)			25,000	24,937
Cinemark USA, Inc., 7.00%, 08/01/2032 (Callable 08/01/2027) (a)			25,000	25,188
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030 (Callable 02/15/2027) (a)			30,000	30,225
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (Callable 05/15/2027) (a)			15,000	15,450
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (Callable 05/02/2025) (a)			15,000	14,606
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028			59,338	55,798
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029 (Callable 05/02/2025) (a)			15,000	11,400
DR Horton, Inc., 5.00%, 10/15/2034 (Callable 07/15/2034)			36,000	35,026
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (Callable 08/15/2025) (a)			25,000	25,844
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030 (Callable 05/02/2025) (a)			20,000	17,300
Ford Motor Co., 3.25%, 02/12/2032 (Callable 11/12/2031)			770,000	634,657
Ford Motor Credit Co. LLC, 5.63%, 10/09/2028		GBP	200,000	255,062
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (Callable 05/02/2025) (a)			25,000	20,344
Full House Resorts, Inc., 8.25%, 02/15/2028 (Callable 04/17/2025) (a)			15,000	14,775
Gap, Inc., 3.88%, 10/01/2031 (Callable 10/01/2026) (a)			25,000	21,500
Gates Corp./DE, 6.88%, 07/01/2029 (Callable 07/01/2026) (a)			25,000	25,344
General Motors Financial Co., Inc.
6.50% to 09/30/2028 then 3 mo. LIBOR US + 3.44%, Perpetual (Callable 09/30/2028) (e)			52,000	50,375
5.70% to 09/30/2030 then 5 yr. CMT Rate + 5.00%, Perpetual (Callable 09/30/2030)			114,000	108,585
5.63%, 04/04/2032 (Callable 02/04/2032)			23,000	22,754
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)			65,000	65,145
Group 1 Automotive, Inc., 6.38%, 01/15/2030 (Callable 07/15/2026) (a)			25,000	25,000
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (Callable 04/12/2025)			160,000	154,400
3.63%, 02/15/2032 (Callable 08/15/2026) (a)			100,000	87,625
Hyatt Hotels Corp., 5.25%, 06/30/2029 (Callable 05/30/2029)			63,000	63,650
Hyundai Capital America, 5.30%, 01/08/2029 (Callable 12/08/2028) (a)			65,000	65,572
InRetail Consumer, 3.25%, 03/22/2028 (Callable 01/22/2028)			200,000	189,076
Installed Building Products, Inc., 5.75%, 02/01/2028 (Callable 04/17/2025) (a)			25,000	24,656
Interface, Inc., 5.50%, 12/01/2028 (Callable 04/17/2025) (a)			25,000	24,250
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (Callable 08/27/2027) (a)			105,000	103,425
Life Time, Inc., 6.00%, 11/15/2031 (Callable 11/15/2027) (a)			35,000	34,825
Light & Wonder International, Inc., 7.25%, 11/15/2029 (Callable 04/17/2025) (a)			25,000	25,187
Lithia Motors, Inc., 4.38%, 01/15/2031 (Callable 10/15/2025) (a)			25,000	22,625
Lowe's Cos., Inc., 5.63%, 04/15/2053 (Callable 10/15/2052)			21,000	20,163
M/I Homes, Inc., 3.95%, 02/15/2030 (Callable 08/15/2029)			25,000	22,687
Macy's Retail Holdings LLC, 6.13%, 03/15/2032 (Callable 03/15/2027) (a)			25,000	22,750
Marriott International, Inc./MD, 5.30%, 05/15/2034 (Callable 02/15/2034)			73,000	72,837
Mattamy Group Corp., 4.63%, 03/01/2030 (Callable 05/02/2025) (a)			20,000	18,369
McDonald's Corp., 5.45%, 08/14/2053 (Callable 02/14/2053)			32,000	30,840
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)			21,000	20,824
MGM Resorts International
5.50%, 04/15/2027 (Callable 01/15/2027)			85,000	84,044
4.75%, 10/15/2028 (Callable 07/15/2028)			45,000	43,200
Michaels Cos., Inc.
5.25%, 05/01/2028 (Callable 04/12/2025) (a)			35,000	23,975
7.88%, 05/01/2029 (Callable 04/12/2025) (a)			10,000	5,250
NCL Corp. Ltd.
5.88%, 02/15/2027 (Callable 04/12/2025) (a)			85,000	84,788
6.75%, 02/01/2032 (Callable 02/01/2028) (a)			120,000	118,500
O'Reilly Automotive, Inc., 5.00%, 08/19/2034 (Callable 05/19/2034)			35,000	34,296
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (Callable 11/01/2025) (a)			25,000	26,531
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (Callable 02/01/2028) (a)			45,000	44,325
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (Callable 01/01/2026) (a)			85,000	83,406
5.38%, 07/15/2027 (Callable 10/15/2026) (a)			95,000	94,525
6.00%, 02/01/2033 (Callable 08/01/2027) (a)			215,000	214,463
Sabre GLBL, Inc.
8.63%, 06/01/2027 (Callable 05/02/2025) (a)			7,000	6,904
10.75%, 11/15/2029 (Callable 11/15/2025) (a)			18,000	18,157
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032 (Callable 03/01/2027)			25,000	25,000
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (Callable 05/02/2025) (a)			40,000	37,650
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (Callable 05/15/2026) (a)			30,000	30,075
Staples, Inc., 10.75%, 09/01/2029 (Callable 09/01/2026) (a)			15,000	13,519
Station Casinos LLC, 4.50%, 02/15/2028 (Callable 05/02/2025) (a)			25,000	23,875
Tempur Sealy International, Inc., 3.88%, 10/15/2031 (Callable 10/15/2026) (a)			25,000	21,844
Travel + Leisure Co., 4.50%, 12/01/2029 (Callable 09/01/2029) (a)			170,000	158,525
United Airlines, Inc.
4.38%, 04/15/2026 (Callable 10/15/2025) (a)			85,000	83,691
4.63%, 04/15/2029 (Callable 10/15/2028) (a)			50,000	47,277
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (Callable 09/15/2026) (a)			25,000	25,688
Viking Cruises Ltd., 5.88%, 09/15/2027 (Callable 05/02/2025) (a)			25,000	24,750
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (Callable 05/02/2025) (a)			25,000	21,913
William Carter Co., 5.63%, 03/15/2027 (Callable 05/02/2025) (a)			110,000	108,762
WMG Acquisition Corp., 3.00%, 02/15/2031 (Callable 02/15/2026) (a)(b)			305,000	272,402
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027 (Callable 02/15/2027) (a)			25,000	24,625
Yum! Brands, Inc.
4.75%, 01/15/2030 (Callable 10/15/2029) (a)			292,000	281,780
3.63%, 03/15/2031 (Callable 12/15/2030)			325,000	290,063
4.63%, 01/31/2032 (Callable 10/01/2026)			125,000	116,406
				5,999,072

Consumer, Non-cyclical - 3.9%
1375209 BC Ltd., 9.00%, 01/30/2028 (Callable 04/08/2025) (a)			3,000	2,996
AbbVie, Inc., 4.70%, 05/14/2045 (Callable 11/14/2044)			68,000	61,438
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (Callable 05/02/2025) (a)			25,000	24,125
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/2031 (Callable 08/18/2030)			160,000	136,784
Adani Ports & Special Economic Zone Ltd., 3.10%, 02/02/2031			200,000	160,636
AdaptHealth LLC, 5.13%, 03/01/2030 (Callable 04/12/2025) (a)			20,000	18,125
AHP Health Partners, Inc., 5.75%, 07/15/2029 (Callable 05/02/2025) (a)			25,000	23,125
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027 (Callable 05/02/2025) (a)			85,000	83,512
3.50%, 03/15/2029 (Callable 05/02/2025) (a)			25,000	22,906
Allergan Funding SCS, 2.63%, 11/15/2028 (Callable 08/15/2028)		EUR	100,000	103,726
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (Callable 02/15/2027) (a)			40,000	40,400
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (Callable 06/01/2026) (a)			25,000	21,813
Amgen, Inc., 5.75%, 03/02/2063 (Callable 09/02/2062)			66,000	63,910
APi Group DE, Inc., 4.75%, 10/15/2029 (Callable 05/02/2025) (a)			25,000	23,125
BAT Capital Corp., 4.54%, 08/15/2047 (Callable 02/15/2047)			32,000	25,515
Bausch + Lomb Corp., 8.38%, 10/01/2028 (Callable 10/01/2025) (a)			40,000	41,200
Bausch Health Cos., Inc.
6.13%, 02/01/2027 (Callable 04/08/2025) (a)			15,000	15,206
5.25%, 01/30/2030 (Callable 04/17/2025) (a)			10,000	5,875
14.00%, 10/15/2030 (Callable 10/15/2025) (a)			1,000	952
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031) (a)			205,000	165,789
Bimbo Bakeries USA, Inc., 5.38%, 01/09/2036 (Callable 10/09/2035) (a)			200,000	197,547
Brink's Co.
6.50%, 06/15/2029 (Callable 06/15/2026) (a)			20,000	20,275
6.75%, 06/15/2032 (Callable 06/15/2027) (a)			20,000	20,225
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034 (Callable 06/17/2034)			44,000	42,521
Cardinal Health, Inc.
4.60%, 03/15/2043			35,000	30,071
4.50%, 11/15/2044 (Callable 05/15/2044)			5,000	4,189
Centene Corp.
4.63%, 12/15/2029 (Callable 05/02/2025)			45,000	42,919
3.38%, 02/15/2030 (Callable 04/17/2025)			230,000	207,000
3.00%, 10/15/2030 (Callable 07/15/2030)			210,000	183,225
2.50%, 03/01/2031 (Callable 12/01/2030)			260,000	218,818
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (Callable 04/17/2025) (a)			25,000	22,000
5.25%, 05/15/2030 (Callable 05/15/2025) (a)			25,000	20,469
Coca-Cola Co., 5.20%, 01/14/2055 (Callable 07/14/2054)			80,000	77,104
CPI CG, Inc., 10.00%, 07/15/2029 (Callable 07/15/2026) (a)			25,000	26,563
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 06/15/2025) (a)			255,000	253,087
DaVita, Inc., 4.63%, 06/01/2030 (Callable 06/01/2025) (a)			25,000	22,938
Dcli Bidco LLC, 7.75%, 11/15/2029 (Callable 11/15/2026) (a)			15,000	15,450
Element Fleet Management Corp., 5.04%, 03/25/2030 (Callable 02/25/2030) (a)			30,000	30,113
Elevance Health, Inc., 4.55%, 05/15/2052 (Callable 11/15/2051)			25,000	20,500
Encompass Health Corp., 4.75%, 02/01/2030 (Callable 05/02/2025)			25,000	24,031
Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (Callable 03/01/2027) (a)			25,000	25,750
Flowers Foods, Inc., 5.75%, 03/15/2035 (Callable 12/15/2034)			36,000	36,213
Garda World Security Corp.
4.63%, 02/15/2027 (Callable 05/02/2025) (a)			85,000	82,769
6.00%, 06/01/2029 (Callable 05/02/2025) (a)			35,000	32,725
Graham Holdings Co., 5.75%, 06/01/2026 (Callable 04/12/2025) (a)			25,000	24,875
HCA, Inc.
3.50%, 09/01/2030 (Callable 03/01/2030)			666,000	616,151
5.60%, 04/01/2034 (Callable 01/01/2034)			285,000	285,901
IQVIA, Inc., 6.25%, 02/01/2029 (Callable 01/01/2029)			41,000	42,537
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.75%, 12/01/2031 (Callable 12/01/2026)			55,000	50,298
3.63%, 01/15/2032 (Callable 01/15/2027)			90,000	80,991
5.75%, 04/01/2033 (Callable 01/01/2033)			66,000	66,972
JSW Infrastructure Ltd., 4.95%, 01/21/2029 (Callable 10/21/2028)			200,000	192,750
Keurig Dr Pepper, Inc., 5.20%, 03/15/2031 (Callable 01/15/2031)			65,000	66,303
Kraft Heinz Foods Co.
6.88%, 01/26/2039			90,000	99,926
7.13%, 08/01/2039 (a)			95,000	108,152
4.38%, 06/01/2046 (Callable 12/01/2045)			250,000	204,373
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031 (Callable 06/30/2027) (a)			15,000	13,313
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)			69,000	66,598
LifePoint Health, Inc., 10.00%, 06/01/2032 (Callable 06/01/2027) (a)			55,000	52,250
MARB BondCo PLC, 3.95%, 01/29/2031 (Callable 01/29/2026) (a)			200,000	173,596
Mars, Inc.
5.20%, 03/01/2035 (Callable 12/01/2034) (a)			185,000	185,914
5.70%, 05/01/2055 (Callable 11/01/2054) (a)			36,000	35,962
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (Callable 05/02/2025) (a)			30,000	28,200
Medline Borrower LP
3.88%, 04/01/2029 (Callable 05/02/2025) (a)			25,000	23,250
5.25%, 10/01/2029 (Callable 05/02/2025) (a)			30,000	28,688
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (Callable 05/02/2025) (a)			25,000	23,062
Performance Food Group, Inc., 4.25%, 08/01/2029 (Callable 05/02/2025) (a)			90,000	84,038
Philip Morris International, Inc., 5.25%, 02/13/2034 (Callable 11/13/2033)			33,000	33,220
Post Holdings, Inc.
5.50%, 12/15/2029 (Callable 04/17/2025) (a)			85,000	82,662
4.63%, 04/15/2030 (Callable 04/17/2025) (a)			25,000	23,313
4.50%, 09/15/2031 (Callable 09/15/2026) (a)			5,000	4,500
6.38%, 03/01/2033 (Callable 09/01/2027) (a)			270,000	265,275
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 04/15/2026 (a)			5,000	4,981
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031 (Callable 05/01/2025)			143,944	143,584
Quanta Services, Inc., 5.25%, 08/09/2034 (Callable 05/09/2034)			71,000	70,113
Quest Diagnostics, Inc., 5.00%, 12/15/2034 (Callable 09/15/2034)			72,000	70,408
Radiology Partners, Inc., 7.78% (including 3.50% PIK), 01/31/2029 (Callable 05/02/2025) (a)			25,438	24,929
Rede D'or Finance Sarl, 4.95%, 01/17/2028 (Callable 10/17/2027) (a)			100,000	98,000
Rollins, Inc., 5.25%, 02/24/2035 (Callable 11/24/2034) (a)			16,000	15,906
Royalty Pharma PLC, 5.15%, 09/02/2029 (Callable 08/02/2029)			33,000	33,160
Rutas 2 & 7 Finance Ltd., 0.00%, 09/30/2036 (d)			306,667	218,500
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (Callable 05/02/2025) (a)			25,000	23,031
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (Callable 06/01/2027) (a)			40,000	40,650
Star Parent, Inc., 9.00%, 10/01/2030 (Callable 10/01/2026) (a)			25,000	24,594
Teleflex, Inc., 4.25%, 06/01/2028 (Callable 05/02/2025) (a)			25,000	23,750
Tenet Healthcare Corp.
6.13%, 10/01/2028 (Callable 05/02/2025)			25,000	24,812
6.13%, 06/15/2030 (Callable 06/15/2025)			35,000	34,825
The Campbell's Co., 5.40%, 03/21/2034 (Callable 12/21/2033)			36,000	36,113
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)			75,000	64,192
United Natural Foods, Inc., 6.75%, 10/15/2028 (Callable 05/02/2025) (a)			70,000	68,600
United Rentals North America, Inc.
4.00%, 07/15/2030 (Callable 07/15/2025)			110,000	101,063
3.88%, 02/15/2031 (Callable 08/15/2025)			195,000	176,963
3.75%, 01/15/2032 (Callable 07/15/2026)			25,000	22,062
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027) (a)			40,000	38,900
Verisk Analytics, Inc., 5.25%, 06/05/2034 (Callable 03/05/2034)			37,000	37,217
Veritiv Operating Co., 10.50%, 11/30/2030 (Callable 11/30/2026) (a)			15,000	15,844
VT Topco, Inc., 8.50%, 08/15/2030 (Callable 08/15/2026) (a)			20,000	20,975
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (Callable 01/30/2027) (a)			20,000	20,450
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034 (Callable 06/15/2034)			70,000	69,529
				7,183,881

Energy - 4.7%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (Callable 10/01/2026) (a)			30,000	30,413
AI Candelaria Spain SA, 7.50%, 12/15/2028 (Callable 09/15/2028)			177,083	177,083
Aker BP ASA, 5.13%, 10/01/2034 (Callable 07/01/2034) (a)			150,000	142,749
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027 (Callable 04/17/2025) (a)			110,000	109,587
APA Corp., 6.10%, 02/15/2035 (Callable 11/15/2034) (a)			19,000	18,967
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (Callable 05/02/2025) (a)			25,000	25,000
6.63%, 09/01/2032 (Callable 09/01/2027) (a)			30,000	29,962
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 06/30/2029 (Callable 05/02/2025) (a)			25,000	24,375
Baytex Energy Corp., 8.50%, 04/30/2030 (Callable 04/30/2026) (a)			25,000	25,375
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.25%, 07/15/2032 (Callable 07/15/2027) (a)			15,000	15,469
Buckeye Partners LP, 6.88%, 07/01/2029 (Callable 07/01/2026) (a)			35,000	35,438
Canacol Energy Ltd., 5.75%, 11/24/2028 (Callable 05/01/2025)			200,000	106,000
Cenovus Energy, Inc.
3.50%, 02/07/2028 (Callable 12/07/2027)		CAD	100,000	69,483
6.75%, 11/15/2039			394,000	424,344
5.40%, 06/15/2047 (Callable 12/15/2046)			107,000	95,370
Cheniere Energy Partners LP, 4.00%, 03/01/2031 (Callable 03/01/2026)			395,000	370,534
Cheniere Energy, Inc., 4.63%, 10/15/2028 (Callable 04/12/2025)			67,000	66,298
Chord Energy Corp., 6.75%, 03/15/2033 (Callable 03/15/2028) (a)			30,000	29,775
Civitas Resources, Inc.
8.38%, 07/01/2028 (Callable 07/01/2025) (a)			15,000	15,450
8.75%, 07/01/2031 (Callable 07/01/2026) (a)			190,000	194,988
CNX Resources Corp., 6.00%, 01/15/2029 (Callable 05/02/2025) (a)			20,000	19,700
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/2033 (Callable 08/15/2033) (a)			115,000	118,381
Continental Resources, Inc./OK
5.75%, 01/15/2031 (Callable 07/15/2030) (a)			162,000	163,319
2.88%, 04/01/2032 (Callable 01/01/2032) (a)			376,000	313,987
Cosan Overseas Ltd., 8.25%, Perpetual (Callable 05/05/2025)			200,000	199,250
Crescent Energy Finance LLC, 7.63%, 04/01/2032 (Callable 04/01/2027) (a)			20,000	19,600
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (Callable 03/15/2026) (a)			25,000	25,812
Devon Energy Corp.
5.25%, 10/15/2027 (Callable 04/12/2025)			17,000	17,002
5.75%, 09/15/2054 (Callable 03/15/2054)			37,000	33,791
DT Midstream, Inc., 4.13%, 06/15/2029 (Callable 05/02/2025) (a)			20,000	18,825
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)			36,000	34,606
Ecopetrol SA
4.63%, 11/02/2031 (Callable 08/02/2031)			50,000	41,625
5.88%, 11/02/2051 (Callable 05/02/2051)			300,000	202,500
Enbridge, Inc.
7.20% to 06/27/2034 then 5 yr. CMT Rate + 2.97%, 06/27/2054 (Callable 03/27/2034)			140,000	141,750
8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084 (Callable 10/15/2033)			165,000	182,533
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (Callable 05/02/2025) (a)			25,000	25,406
Enerflex Ltd., 9.00%, 10/15/2027 (Callable 05/02/2025) (a)			23,000	23,575
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual (Callable 05/15/2030)			380,000	384,522
5.95%, 05/15/2054 (Callable 11/15/2053)			40,000	38,324
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054 (Callable 02/15/2029)			185,000	195,314
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054 (Callable 07/01/2029)			38,000	38,570
EnLink Midstream LLC
5.38%, 06/01/2029 (Callable 03/01/2029)			61,000	61,910
5.65%, 09/01/2034 (Callable 06/01/2034)			69,000	69,699
EQT Corp.
3.63%, 05/15/2031 (Callable 05/15/2030) (a)			350,000	316,723
5.75%, 02/01/2034 (Callable 11/01/2033)			80,000	81,754
Expand Energy Corp.
5.38%, 02/01/2029 (Callable 04/17/2025)			25,000	24,942
6.75%, 04/15/2029 (Callable 05/02/2025) (a)			22,000	22,263
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/2038 (Callable 09/30/2037)			174,337	167,463
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 09/30/2040			176,648	144,105
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032 (Callable 01/15/2027) (a)			25,000	25,594
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (Callable 09/01/2026) (a)			30,000	30,413
Harvest Midstream I LP, 7.50%, 05/15/2032 (Callable 05/15/2027) (a)			30,000	30,787
Hess Midstream Operations LP
5.88%, 03/01/2028 (Callable 03/01/2026) (a)			19,000	19,024
5.50%, 10/15/2030 (Callable 10/15/2025) (a)			38,000	37,145
HF Sinclair Corp., 5.75%, 01/15/2031 (Callable 10/15/2030)			24,000	24,267
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029 (Callable 05/02/2025) (a)			25,000	24,062
7.25%, 02/15/2035 (Callable 02/15/2030) (a)			15,000	14,287
Kinder Morgan Energy Partners LP, 6.95%, 01/15/2038			58,000	64,089
Kinetik Holdings LP, 5.88%, 06/15/2030 (Callable 06/15/2025) (a)			63,000	62,055
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (Callable 02/15/2026) (a)			55,000	55,962
Long Ridge Energy LLC, 8.75%, 02/15/2032 (Callable 02/15/2028) (a)			75,000	72,281
Matador Resources Co., 6.50%, 04/15/2032 (Callable 04/15/2027) (a)			20,000	19,750
MC Brazil Downstream Trading SARL, 7.25%, 06/30/2031 (a)			184,129	151,676
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (Callable 09/01/2027) (a)			20,000	19,525
MPLX LP, 5.50%, 06/01/2034 (Callable 03/01/2034)			33,000	32,772
Nabors Industries, Inc., 9.13%, 01/31/2030 (Callable 05/31/2026) (a)			10,000	10,000
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (Callable 02/15/2026) (a)(b)			25,000	25,188
Occidental Petroleum Corp.
6.63%, 09/01/2030 (Callable 03/01/2030)			245,000	257,556
6.13%, 01/01/2031 (Callable 07/01/2030)			105,000	107,625
7.50%, 05/01/2031			70,000	76,912
5.38%, 01/01/2032 (Callable 11/01/2031)			18,000	17,748
6.45%, 09/15/2036			30,000	30,862
ONEOK, Inc., 6.63%, 09/01/2053 (Callable 03/01/2053)			35,000	36,632
Ovintiv, Inc.
6.50%, 08/15/2034			190,000	198,410
6.50%, 02/01/2038			115,000	118,544
Permian Resources Operating LLC
5.38%, 01/15/2026 (Callable 05/02/2025) (a)			85,000	84,469
5.88%, 07/01/2029 (Callable 05/02/2025) (a)			25,000	24,625
7.00%, 01/15/2032 (Callable 01/15/2027) (a)			15,000	15,319
6.25%, 02/01/2033 (Callable 08/01/2027) (a)			35,000	34,781
Petroleos Mexicanos, 6.75%, 09/21/2047			200,000	136,750
Petrorio Luxembourg Holding Sarl, 6.13%, 06/09/2026 (Callable 05/02/2025) (a)			100,000	100,457
QatarEnergy, 2.25%, 07/12/2031 (Callable 04/12/2031) (a)			235,000	203,259
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 7.88%, 11/01/2028 (Callable 11/01/2025) (a)			15,000	15,375
SM Energy Co., 7.00%, 08/01/2032 (Callable 08/01/2027) (a)			30,000	29,400
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (Callable 12/01/2034) (a)			90,000	90,562
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027 (Callable 05/02/2025)			35,000	34,913
4.50%, 05/15/2029 (Callable 04/17/2025)			25,000	23,594
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (Callable 02/15/2026) (a)			15,000	15,019
Talos Production, Inc., 9.00%, 02/01/2029 (Callable 02/01/2026) (a)			25,000	25,625
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)			17,000	16,887
TransCanada PipeLines Ltd.
4.10%, 04/15/2030 (Callable 01/15/2030)			190,000	183,087
7.00% to 06/01/2030 then 5 yr. CMT Rate + 2.61%, 06/01/2065 (Callable 03/01/2030)			115,000	113,275
Transcanada Trust, 5.60% to 03/07/2032 then 5 yr. CMT Rate + 3.99%, 03/07/2082 (Callable 12/07/2031)			140,000	130,900
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030 (Callable 02/15/2030)			30,000	27,785
Transocean Poseidon Ltd., 6.88%, 02/01/2027 (Callable 05/02/2025) (a)			23,625	23,448
Transocean, Inc., 8.00%, 02/01/2027 (Callable 04/12/2025) (a)			13,000	12,951
Var Energi ASA, 7.50%, 01/15/2028 (Callable 12/15/2027) (a)			100,000	106,040
Venture Global LNG, Inc.
8.13%, 06/01/2028 (Callable 06/01/2025) (a)			35,000	35,656
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (Callable 09/30/2029) (a)			155,000	146,669
8.38%, 06/01/2031 (Callable 06/01/2026) (a)			10,000	10,125
9.88%, 02/01/2032 (Callable 02/01/2027) (a)			10,000	10,550
Vital Energy, Inc., 7.88%, 04/15/2032 (Callable 04/15/2027) (a)			20,000	18,550
Weatherford International Ltd., 8.63%, 04/30/2030 (Callable 05/02/2025) (a)			10,000	10,150
Western Midstream Operating LP, 4.05%, 02/01/2030 (Callable 11/01/2029) (f)			100,000	95,689
				8,472,987

Financial - 7.5%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (Callable 05/15/2026) (a)			20,000	20,325
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055 (Callable 12/10/2029)			300,000	305,633
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056 (Callable 10/31/2030)			150,000	148,775
Agree LP, 5.63%, 06/15/2034 (Callable 03/15/2034)			50,000	50,550
Air Lease Corp., 4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual (Callable 12/15/2026)			130,000	123,825
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027 (Callable 05/02/2025) (a)			25,000	24,875
6.50%, 10/01/2031 (Callable 10/01/2027) (a)			15,000	14,719
Ally Financial, Inc.
5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031 (Callable 01/17/2030)			19,000	18,867
6.70%, 02/14/2033 (Callable 11/16/2032)			25,000	24,969
American Homes 4 Rent LP, 5.50%, 02/01/2034 (Callable 11/01/2033)			53,000	53,021
American National Group, Inc., 5.75%, 10/01/2029 (Callable 09/01/2029)			30,000	30,267
American Tower Corp.
4.63%, 05/16/2031 (Callable 02/16/2031)		EUR	100,000	114,153
5.55%, 07/15/2033 (Callable 04/15/2033)			65,000	66,301
Americold Realty Operating Partnership LP, 5.60%, 05/15/2032 (Callable 03/15/2032)			15,000	15,065
AmWINS Group, Inc., 4.88%, 06/30/2029 (Callable 05/02/2025) (a)			20,000	18,750
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (Callable 04/17/2025) (a)			15,000	13,331
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029 (Callable 11/01/2026) (a)			10,000	9,837
Ares Capital Corp., 5.95%, 07/15/2029 (Callable 06/15/2029)			18,000	18,265
Ares Strategic Income Fund
6.35%, 08/15/2029 (Callable 07/15/2029) (a)			15,000	15,221
5.60%, 02/15/2030 (Callable 01/15/2030) (a)			15,000	14,775
Aretec Group, Inc., 7.50%, 04/01/2029 (Callable 05/02/2025) (a)			25,000	24,406
Arthur J Gallagher & Co.
4.85%, 12/15/2029 (Callable 11/15/2029)			20,000	20,131
5.15%, 02/15/2035 (Callable 11/15/2034)			43,000	42,693
Athene Global Funding, 4.72%, 10/08/2029 (a)			76,000	75,016
Athene Holding Ltd., 6.63% to 10/15/2034 then 5 yr. CMT Rate + 2.61%, 10/15/2054 (Callable 07/15/2034)			70,000	69,338
Aviation Capital Group LLC, 5.38%, 07/15/2029 (Callable 06/15/2029) (a)			50,000	50,381
Avolon Holdings Funding Ltd., 5.75%, 03/01/2029 (Callable 02/01/2029) (a)			109,000	110,733
Azorra Finance Ltd., 7.75%, 04/15/2030 (Callable 10/15/2026) (a)			15,000	14,831
Banco de Credito del Peru SA
3.13% to 07/01/2025 then 5 yr. CMT Rate + 3.00%, 07/01/2030 (Callable 07/01/2025)			100,000	98,782
3.25% to 09/30/2026 then 5 yr. CMT Rate + 2.45%, 09/30/2031 (Callable 09/30/2026)			90,000	86,498
Banco do Brasil SA/Cayman, 8.75% to 04/15/2034 then 10 yr. CMT Rate + 4.40%, Perpetual (Callable 10/15/2025)			200,000	203,250
Banco Internacional del Peru SAA Interbank
4.00% to 07/08/2025 then 5 yr. CMT Rate + 3.71%, 07/08/2030 (Callable 07/08/2025)			200,000	197,511
6.40% to 04/30/2030 then 5 yr. CMT Rate + 2.07%, 04/30/2035 (Callable 04/30/2030) (a)			150,000	152,795
Banco Mercantil del Norte SA/Grand Cayman, 8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (Callable 05/20/2031) (a)			200,000	198,500
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/2026			200,000	195,500
Bank of America Corp.
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026 (Callable 04/02/2025)			250,000	250,000
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)			10,000	8,808
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)			2,000	1,709
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)			2,000	1,754
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033 (Callable 04/27/2032)			5,000	4,834
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)			26,000	26,301
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036 (Callable 02/12/2035)			32,000	31,828
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036 (Callable 09/21/2031)			129,000	107,467
Bank of Montreal
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)			73,000	70,549
7.33% to 11/26/2027 then Government of Canada 5 Year Bond Yield + 4.10%, 11/26/2082 (Callable 11/26/2027)		CAD	270,000	197,249
7.30% to 11/26/2034 then 5 yr. CMT Rate + 3.01%, 11/26/2084 (Callable 11/26/2034)			270,000	268,494
Bank of New York Mellon Corp.
6.30% to 03/20/2030 then 5 yr. CMT Rate + 2.30%, Perpetual (Callable 03/20/2030) (b)			31,000	31,620
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)			58,000	58,504
Bank of Nova Scotia, 8.63% to 10/27/2027 then 5 yr. CMT Rate + 4.39%, 10/27/2082 (Callable 10/27/2027)			200,000	208,854
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual (Callable 03/15/2035)			200,000	195,500
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (Callable 01/08/2034)			200,000	205,976
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039 (Callable 03/19/2039)		GBP	120,000	104,642
BNG Bank NV, 3.30%, 07/17/2028		AUD	240,000	146,250
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (Callable 05/02/2025) (a)			25,000	23,875
Brookfield Finance, Inc., 5.81%, 03/03/2055 (Callable 09/03/2054)			36,000	35,302
Brown & Brown, Inc., 2.38%, 03/15/2031 (Callable 12/15/2030)			83,000	71,304
Canadian Imperial Bank of Commerce, 5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)			36,000	36,414
Citigroup, Inc.
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)			80,000	70,042
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039 (Callable 09/19/2034)			38,000	36,371
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030 (Callable 01/30/2029)			17,000	17,271
Equinix, Inc.
3.90%, 04/15/2032 (Callable 01/15/2032)			37,000	34,500
2.95%, 09/15/2051 (Callable 03/15/2051)			60,000	36,876
Extra Space Storage LP, 5.40%, 06/15/2035 (Callable 03/15/2035)			36,000	35,768
First Citizens BancShares, Inc./NC, 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040 (Callable 12/12/2034)			170,000	167,356
First Horizon Corp., 5.51% to 03/07/2030 then SOFR + 1.77%, 03/07/2031 (Callable 03/07/2030)			145,000	145,645
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (Callable 08/18/2027) (a)			50,000	47,911
Freedom Mortgage Corp., 7.63%, 05/01/2026 (Callable 04/17/2025) (a)			85,000	84,575
GGAM Finance Ltd., 6.88%, 04/15/2029 (Callable 04/15/2026) (a)			30,000	30,375
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (Callable 03/01/2026) (a)			65,000	65,975
Goldman Sachs Group, Inc.
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual (Callable 02/10/2030)			38,000	38,523
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035 (Callable 10/23/2034)			1,000	972
Golub Capital BDC, Inc., 2.05%, 02/15/2027 (Callable 01/15/2027)			19,000	17,875
Host Hotels & Resorts LP
3.38%, 12/15/2029 (Callable 09/15/2029)			85,000	78,993
3.50%, 09/15/2030 (Callable 06/15/2030)			65,000	59,575
5.70%, 07/01/2034 (Callable 04/01/2034)			68,000	67,981
HSBC Holdings PLC, 6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual (Callable 08/27/2031)			200,000	199,000
HUB International Ltd., 7.25%, 06/15/2030 (Callable 06/15/2026) (a)			15,000	15,394
Huntington Bancshares, Inc./OH
5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)			20,000	20,208
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)			19,000	19,202
Independent Bank Group, Inc., 8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034 (Callable 08/15/2029)			70,000	71,860
InRetail Shopping Malls, 5.75%, 04/03/2028 (Callable 04/11/2025)			250,000	247,500
Iron Mountain, Inc., 6.25%, 01/15/2033 (Callable 12/06/2027) (a)			5,000	4,950
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)			500,000	499,431
4.45% to 12/05/2028 then 3 mo. Term SOFR + 1.59%, 12/05/2029 (Callable 12/05/2028)			11,000	10,921
5.14% to 01/24/2030 then SOFR + 0.90%, 01/24/2031 (Callable 01/24/2030)			31,000	31,407
KeyCorp, 4.79% to 06/01/2032 then SOFR + 2.06%, 06/01/2033 (Callable 06/01/2032)			19,000	18,207
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (Callable 05/02/2025) (a)			85,000	82,450
4.75%, 06/15/2029 (Callable 05/02/2025) (a)			25,000	23,687
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032 (Callable 03/13/2031)			33,000	34,121
Macquarie Airfinance Holdings Ltd.
5.20%, 03/27/2028 (Callable 02/27/2028) (a)			37,000	37,110
5.15%, 03/17/2030 (Callable 02/17/2030) (a)			37,000	36,396
6.50%, 03/26/2031 (Callable 01/26/2031) (a)			4,000	4,155
Markel Group, Inc., 6.00%, 05/16/2054 (Callable 11/16/2053)			15,000	15,133
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055 (Callable 03/15/2035)			30,000	30,143
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)			611,000	609,471
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)			499,000	486,579
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)			3,000	3,043
5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038 (Callable 01/19/2033)			18,000	18,193
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039 (Callable 02/07/2034)			35,000	35,457
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031 (Callable 03/15/2026)			25,000	16,687
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (Callable 05/02/2025) (a)			85,000	84,363
5.13%, 12/15/2030 (Callable 12/15/2025) (a)			25,000	24,938
5.75%, 11/15/2031 (Callable 11/15/2026) (a)			40,000	39,850
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028 (Callable 10/15/2027)			35,000	34,879
OneMain Finance Corp.
3.50%, 01/15/2027 (Callable 05/02/2025)			85,000	81,387
6.63%, 01/15/2028 (Callable 07/15/2027)			25,000	25,156
7.50%, 05/15/2031 (Callable 05/15/2027)			35,000	35,438
Ontario Teachers' Finance Trust, 2.00%, 04/16/2031 (a)			250,000	218,123
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (Callable 06/01/2027) (a)			50,000	50,812
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.00%, 02/01/2030 (Callable 08/01/2026) (a)			75,000	75,562
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (Callable 12/15/2026) (a)			20,000	20,800
Popular, Inc., 7.25%, 03/13/2028 (Callable 02/13/2028)			160,000	166,640
PRA Group, Inc., 5.00%, 10/01/2029 (Callable 05/02/2025) (a)			25,000	22,938
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034 (Callable 05/15/2029)			110,000	112,935
Prudential Financial, Inc., 5.20%, 03/14/2035 (Callable 12/14/2034)			44,000	43,985
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (Callable 07/15/2025) (a)			25,000	25,500
RLJ Lodging Trust LP, 3.75%, 07/01/2026 (Callable 05/02/2025) (a)			85,000	82,875
Royal Bank of Canada
4.20% to 02/24/2027 then Government of Canada 5 Year Bond Yield + 2.71%, Perpetual (Callable 02/24/2027)		CAD	400,000	250,885
7.50% to 05/02/2029 then 5 yr. CMT Rate + 2.89%, 05/02/2084 (Callable 05/02/2029)			315,000	322,238
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084 (Callable 11/24/2034)			200,000	189,750
Santander Holdings USA, Inc., 5.47% to 03/20/2028 then SOFR + 1.61%, 03/20/2029 (Callable 03/20/2028)			23,000	23,116
SBA Communications Corp.
3.88%, 02/15/2027 (Callable 04/12/2025)			250,000	243,125
3.13%, 02/01/2029 (Callable 05/02/2025)			205,000	187,095
Societe Generale SA, 8.13% to 05/21/2030 then 5 yr. CMT Rate + 3.79%, Perpetual (Callable 11/21/2029) (a)			200,000	199,000
Sun Communities Operating LP, 2.70%, 07/15/2031 (Callable 04/15/2031)			43,000	37,393
Toronto-Dominion Bank
2.67%, 09/09/2025		CAD	214,000	148,477
8.13% to 10/31/2027 then 5 yr. CMT Rate + 4.08%, 10/31/2082 (Callable 10/31/2027)			205,000	213,072
Truist Financial Corp., 5.15% to 08/05/2031 then SOFR + 1.57%, 08/05/2032 (Callable 08/05/2031)			69,000	69,041
UBS Group AG
7.00% to 08/10/2030 then USISSO05 + 3.08%, Perpetual (Callable 02/10/2030) (a)			200,000	197,500
7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (Callable 08/10/2034) (a)			200,000	197,000
United Wholesale Mortgage LLC, 5.50%, 11/15/2025 (Callable 05/02/2025) (a)			85,000	84,469
US Bancorp, 3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual (Callable 01/15/2027)			120,000	113,400
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031 (Callable 06/15/2027) (a)			25,000	25,531
VICI Properties LP
5.13%, 05/15/2032 (Callable 02/15/2032)			145,000	141,702
5.63%, 04/01/2035 (Callable 01/01/2035)			110,000	109,088
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (Callable 04/12/2025) (a)			179,000	173,404
4.13%, 08/15/2030 (Callable 05/02/2025) (a)			165,000	155,184
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030 (Callable 11/01/2025)			125,000	122,363
Wells Fargo & Co.
4.54% (SOFR + 1.56%), 08/15/2026 (Callable 08/15/2025)			519,000	518,711
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)			25,000	25,083
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)			72,000	73,993
3.90% to 07/22/2031 then 3 mo. EURIBOR + 1.22%, 07/22/2032 (Callable 07/22/2031)		EUR	100,000	109,617
Western Alliance Bancorp, 3.00% to 06/15/2026 then 3 mo. Term SOFR + 2.25%, 06/15/2031 (Callable 06/15/2026)			195,000	183,110
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035 (Callable 11/20/2034)			36,000	35,886
				13,631,826

Government - 1.7%
Asian Development Bank, 3.63%, 01/22/2029		NOK	1,000,000	92,761
Asian Infrastructure Investment Bank
0.20%, 12/15/2025		GBP	125,000	156,726
7.00%, 03/01/2029		INR	14,400,000	169,444
European Bank for Reconstruction & Development
5.00%, 01/15/2026		INR	19,600,000	225,690
6.30%, 10/26/2027		INR	11,300,000	131,011
European Investment Bank
1.25%, 02/17/2027		NOK	360,000	32,435
0.25%, 01/20/2032		EUR	150,000	136,851
Indonesia Government International Bond, 1.10%, 03/12/2033		EUR	100,000	86,656
Inter-American Development Bank
2.75%, 10/30/2025		AUD	115,000	71,278
2.70%, 01/29/2026		AUD	90,000	55,607
7.00%, 01/25/2029		INR	11,000,000	129,574
International Bank for Reconstruction & Development
1.25%, 03/16/2026		NOK	620,000	57,196
1.20%, 08/08/2034		EUR	260,000	238,372
International Development Association, 1.75%, 02/17/2027		NOK	540,000	48,875
International Finance Corp., 0.38%, 09/10/2025		NZD	250,000	139,938
Kommunalbanken AS, 4.25%, 07/16/2025		AUD	84,000	52,477
New Zealand Government Bond
2.75%, 04/15/2025		NZD	470,000	266,742
3.50%, 04/14/2033		NZD	310,000	165,022
New Zealand Local Government Funding Agency Bond
2.75%, 04/15/2025		NZD	160,000	90,804
4.70%, 08/01/2028		AUD	95,000	60,174
Philippine Government International Bond
0.88%, 05/17/2027		EUR	285,000	294,818
6.25%, 01/14/2036		PHP	5,000,000	86,149
Province of Ontario Canada, 3.10%, 01/31/2034		EUR	100,000	106,972
Province of Quebec Canada, 0.20%, 04/07/2025		EUR	100,000	108,089
Treasury Corp. of Victoria, 4.25%, 12/20/2032		AUD	205,000	123,669
				3,127,330

Industrial - 2.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026) (a)			45,000	45,675
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 07/15/2025) (a)			35,000	35,000
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)			70,000	70,944
Airbus SE, 1.63%, 06/09/2030 (Callable 03/09/2030)		EUR	100,000	101,409
Amcor Flexibles North America, Inc., 5.10%, 03/17/2030 (Callable 02/17/2030) (a)			9,000	9,070
Amphenol Corp., 5.38%, 11/15/2054 (Callable 05/15/2054)			31,000	30,511
Arcosa, Inc., 6.88%, 08/15/2032 (Callable 08/15/2027) (a)			25,000	25,313
Arrow Electronics, Inc., 5.88%, 04/10/2034 (Callable 01/10/2034)			36,000	36,409
Ball Corp.
6.88%, 03/15/2028 (Callable 04/17/2025)			175,000	178,281
2.88%, 08/15/2030 (Callable 05/15/2030)			380,000	330,600
Berry Global, Inc., 5.63%, 07/15/2027 (Callable 05/02/2025) (a)			50,000	49,875
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/2034 (d)			237,536	184,388
Boeing Co.
5.15%, 05/01/2030 (Callable 02/01/2030)			380,000	381,894
5.81%, 05/01/2050 (Callable 11/01/2049)			145,000	137,678
Bombardier, Inc.
7.88%, 04/15/2027 (Callable 05/02/2025) (a)			29,000	29,000
7.50%, 02/01/2029 (Callable 02/01/2026) (a)			15,000	15,263
7.25%, 07/01/2031 (Callable 07/01/2027) (a)			5,000	5,012
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (Callable 08/01/2026) (a)			15,000	14,287
Builders FirstSource, Inc., 6.38%, 03/01/2034 (Callable 03/01/2029) (a)			35,000	34,650
Burlington Northern Santa Fe LLC, 5.50%, 03/15/2055 (Callable 09/15/2054)			34,000	33,741
Cascades, Inc./Cascades USA, Inc., 5.38%, 01/15/2028 (Callable 05/02/2025) (a)			25,000	24,156
Cellnex Finance Co. SA, 2.00%, 09/15/2032 (Callable 06/15/2032)		EUR	100,000	95,606
Clean Harbors, Inc., 6.38%, 02/01/2031 (Callable 02/01/2026) (a)			25,000	25,156
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (Callable 04/15/2028) (a)			5,000	5,038
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (Callable 08/15/2026) (a)			20,000	16,625
CSX Corp.
5.05%, 06/15/2035 (Callable 03/15/2035)			7,000	6,976
3.80%, 11/01/2046 (Callable 05/01/2046)			80,000	62,742
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (Callable 06/15/2026) (a)			55,000	54,931
Fortress Transportation and Infrastructure Investors LLC, 5.88%, 04/15/2033 (Callable 10/15/2027) (a)			30,000	28,762
GATX Corp., 5.50%, 06/15/2035 (Callable 03/15/2035)			21,000	21,010
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027) (a)			35,000	34,781
GFL Environmental, Inc., 4.00%, 08/01/2028 (Callable 04/12/2025) (a)			25,000	23,750
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (Callable 05/02/2025) (a)			25,000	24,000
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028) (a)			20,000	19,650
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (Callable 05/02/2025) (a)			25,000	24,344
Griffon Corp., 5.75%, 03/01/2028 (Callable 05/02/2025)			30,000	29,250
Hexcel Corp., 5.88%, 02/26/2035 (Callable 11/26/2034)			22,000	22,467
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (Callable 02/15/2026) (a)			45,000	45,000
Imola Merger Corp., 4.75%, 05/15/2029 (Callable 05/02/2025) (a)			25,000	23,656
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 09/15/2028 (Callable 05/02/2025) (a)			25,000	24,313
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/2034			162,283	164,228
Madison IAQ LLC, 5.88%, 06/30/2029 (Callable 05/02/2025) (a)			40,000	37,600
MasTec, Inc., 5.90%, 06/15/2029 (Callable 05/15/2029)			37,000	37,557
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027) (a)			30,000	29,663
MV24 Capital BV, 6.75%, 06/01/2034			150,420	144,779
Northrop Grumman Corp., 5.20%, 06/01/2054 (Callable 12/01/2053)			66,000	61,880
Owens Corning, 5.70%, 06/15/2034 (Callable 03/15/2034)			32,000	32,779
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (Callable 05/15/2026) (a)			25,000	24,313
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.25%, 02/01/2030 (Callable 01/01/2030) (a)			71,000	71,892
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (Callable 03/01/2028) (a)			85,000	84,469
Regal Rexnord Corp., 6.05%, 04/15/2028 (Callable 03/15/2028)			68,000	69,674
Republic Services, Inc., 5.15%, 03/15/2035 (Callable 12/15/2034)			44,000	44,265
Sealed Air Corp.
4.00%, 12/01/2027 (Callable 09/01/2027) (a)			25,000	24,031
5.00%, 04/15/2029 (Callable 05/02/2025) (a)			65,000	63,131
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (Callable 11/15/2026) (a)			20,000	20,650
Sensata Technologies, Inc., 3.75%, 02/15/2031 (Callable 02/15/2026) (a)			25,000	21,625
Simpar Europe SA, 5.20%, 01/26/2031 (Callable 01/26/2026)			200,000	157,000
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031 (Callable 11/15/2026) (a)			25,000	25,813
Sonoco Products Co., 4.60%, 09/01/2029 (Callable 08/01/2029)			34,000	33,623
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (Callable 08/15/2027) (a)			15,000	15,000
Standard Industries, Inc./NY
5.00%, 02/15/2027 (Callable 05/02/2025) (a)			85,000	83,406
3.38%, 01/15/2031 (Callable 07/15/2025) (a)			25,000	21,656
Stanley Black & Decker, Inc., 6.71% to 03/15/2030 then 5 yr. CMT Rate + 2.66%, 03/15/2060 (Callable 03/15/2030)			355,000	352,939
Star Leasing Co. LLC, 7.63%, 02/15/2030 (Callable 02/15/2027) (a)			20,000	19,200
TransDigm, Inc., 7.13%, 12/01/2031 (Callable 12/01/2026) (a)			320,000	329,200
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (Callable 12/31/2025) (a)			45,000	48,094
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (Callable 08/01/2027) (a)			30,000	30,113
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028 (Callable 05/02/2025) (a)			25,000	23,625
WESCO Distribution, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028) (a)			10,000	10,038
Wilsonart LLC, 11.00%, 08/15/2032 (Callable 08/15/2027) (a)			30,000	27,525
XPO, Inc., 7.13%, 06/01/2031 (Callable 06/01/2026) (a)			30,000	30,675
				4,501,656

Technology - 0.9%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (Callable 08/01/2027) (a)			45,000	44,212
AppLovin Corp., 5.38%, 12/01/2031 (Callable 10/01/2031)			32,000	32,207
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (Callable 05/02/2025) (a)			20,000	18,700
Atlassian Corp., 5.25%, 05/15/2029 (Callable 04/15/2029)			26,000	26,469
Broadcom, Inc., 3.50%, 02/15/2041 (Callable 08/15/2040) (a)			84,000	65,768
CDW LLC / CDW Finance Corp., 3.57%, 12/01/2031 (Callable 09/01/2031)			40,000	36,069
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (Callable 06/15/2025) (a)			10,000	8,763
Cloud Software Group, Inc., 6.50%, 03/31/2029 (Callable 09/30/2025) (a)			10,000	9,700
Dell International LLC / EMC Corp., 8.35%, 07/15/2046 (Callable 01/15/2046)			110,000	137,663
Dell, Inc., 6.50%, 04/15/2038			36,000	37,924
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (Callable 12/01/2026) (a)			25,000	24,563
Entegris, Inc., 3.63%, 05/01/2029 (Callable 05/02/2025) (a)			25,000	22,875
Fiserv, Inc., 5.45%, 03/15/2034 (Callable 12/15/2033)			66,000	66,666
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (Callable 06/01/2027) (a)			25,000	25,187
Gartner, Inc., 3.75%, 10/01/2030 (Callable 10/01/2025) (a)			125,000	115,505
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034 (Callable 07/15/2034)			83,000	80,634
Kyndryl Holdings, Inc., 4.10%, 10/15/2041 (Callable 04/15/2041)			90,000	69,543
Marvell Technology, Inc., 5.95%, 09/15/2033 (Callable 06/15/2033)			69,000	71,615
Micron Technology, Inc., 5.80%, 01/15/2035 (Callable 11/15/2034)			50,000	51,168
MSCI, Inc.
3.63%, 09/01/2030 (Callable 05/02/2025) (a)			250,000	230,517
3.88%, 02/15/2031 (Callable 06/01/2025) (a)			105,000	97,797
3.63%, 11/01/2031 (Callable 11/01/2026) (a)			161,000	145,733
3.25%, 08/15/2033 (Callable 08/15/2027) (a)			45,000	38,738
Open Text Corp., 3.88%, 02/15/2028 (Callable 05/02/2025) (a)			25,000	23,469
Oracle Corp.
3.80%, 11/15/2037 (Callable 05/15/2037)			21,000	17,685
5.38%, 09/27/2054 (Callable 03/27/2054)			37,000	33,738
Qorvo, Inc., 3.38%, 04/01/2031 (Callable 04/01/2026) (a)			32,000	28,040
UKG, Inc., 6.88%, 02/01/2031 (Callable 02/01/2027) (a)			40,000	40,450
Workday, Inc., 3.80%, 04/01/2032 (Callable 01/01/2032)			36,000	33,217
				1,634,615

Utilities - 2.9%
Adani Electricity Mumbai Ltd., 3.87%, 07/22/2031 (Callable 01/22/2031)			200,000	161,205
Adani Transmission Step-One Ltd., 4.25%, 05/21/2036			145,000	119,411
AEP Texas, Inc., 5.45%, 05/15/2029 (Callable 04/15/2029)			20,000	20,470
AES Corp., 7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055 (Callable 10/15/2029)			530,000	536,625
American Electric Power Co., Inc., 6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054 (Callable 09/15/2034)			290,000	294,968
Arizona Public Service Co., 5.70%, 08/15/2034 (Callable 05/15/2034)			32,000	32,537
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)			65,000	67,145
Calpine Corp., 5.00%, 02/01/2031 (Callable 02/01/2026) (a)			25,000	23,812
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/2033			186,000	189,377
Chile Electricity PEC SpA, 0.00%, 01/25/2028 (a)(d)			194,834	168,773
CMS Energy Corp., 6.50% to 06/01/2035 then 5 yr. CMT Rate + 1.96%, 06/01/2055 (Callable 03/01/2035)			65,000	63,538
Comision Federal de Electricidad, 6.45%, 01/24/2035 (Callable 10/24/2034) (a)			200,000	192,696
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054 (Callable 03/03/2034)			155,000	163,331
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055 (Callable 11/03/2029)			125,000	128,437
6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055 (Callable 02/15/2035)			162,000	160,988
DPL, Inc., 4.13%, 07/01/2025 (Callable 05/02/2025)			160,000	159,200
DTE Energy Co., 5.85%, 06/01/2034 (Callable 03/01/2034)			52,000	53,806
Duke Energy Corp.
5.00%, 08/15/2052 (Callable 02/15/2052)			25,000	21,810
5.80%, 06/15/2054 (Callable 12/15/2053)			51,000	49,845
6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054 (Callable 06/03/2034)			35,000	34,936
E.ON SE, 0.63%, 11/07/2031 (Callable 08/07/2031)		EUR	75,000	68,738
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076 (Callable 06/15/2026) (e)			230,000	230,863
Empresa Electrica Cochrane SpA, 5.50%, 05/14/2027			76,900	75,170
Entergy Louisiana LLC, 5.80%, 03/15/2055 (Callable 09/15/2054)			74,000	74,163
EUSHI Finance, Inc., 7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054 (Callable 09/15/2029)			80,000	83,458
Eversource Energy, 5.50%, 01/01/2034 (Callable 10/01/2033)			36,000	36,122
Exelon Corp., 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055 (Callable 12/15/2034)			165,000	164,959
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/2041 (Callable 07/31/2040) (a)			198,850	196,678
JSW Hydro Energy Ltd., 4.13%, 05/18/2031 (Callable 05/18/2026)			295,000	264,763
Lightning Power LLC, 7.25%, 08/15/2032 (Callable 08/15/2027) (a)			45,000	46,237
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029 (Callable 05/01/2025)			190,613	184,418
National Fuel Gas Co., 5.95%, 03/15/2035 (Callable 12/15/2034)			15,000	15,286
National Rural Utilities Cooperative Finance Corp., 7.46% (3 mo. Term SOFR + 3.17%), 04/30/2043 (Callable 05/02/2025)			125,000	125,064
NextEra Energy Capital Holdings, Inc.
6.75% to 06/15/2034 then 5 yr. CMT Rate + 2.46%, 06/15/2054 (Callable 03/15/2034)			18,000	18,583
6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055 (Callable 05/15/2035)			90,000	91,012
5.65% to 05/01/2029 then 3 mo. LIBOR US + 3.16%, 05/01/2079 (Callable 05/01/2029) (e)			110,000	108,075
NiSource, Inc.
5.35%, 04/01/2034 (Callable 01/01/2034)			66,000	66,136
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054 (Callable 08/30/2029)			18,000	18,298
5.85%, 04/01/2055 (Callable 10/01/2054)			30,000	29,814
NRG Energy, Inc., 6.00%, 02/01/2033 (Callable 11/01/2027) (a)			15,000	14,588
Oklahoma Gas and Electric Co., 5.80%, 04/01/2055 (Callable 10/01/2054)			36,000	36,091
Pike Corp., 8.63%, 01/31/2031 (Callable 01/31/2027) (a)			15,000	15,750
San Diego Gas & Electric Co., 5.55%, 04/15/2054 (Callable 10/15/2053)			22,000	21,138
Sempra, 6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055 (Callable 01/01/2035)			110,000	104,665
South Jersey Industries, Inc., 5.02%, 04/15/2031 (f)			109,000	92,692
Southern Co., 6.38% to 03/15/2035 then 5 yr. CMT Rate + 2.07%, 03/15/2055 (Callable 12/15/2034)			167,000	170,911
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/2040 (Callable 12/01/2037)			173,454	161,766
Virginia Electric and Power Co., 5.55%, 08/15/2054 (Callable 02/15/2054)			25,000	24,420
Vistra Operations Co. LLC
5.63%, 02/15/2027 (Callable 04/12/2025) (a)			110,000	109,588
7.75%, 10/15/2031 (Callable 10/15/2026) (a)			20,000	20,875
6.88%, 04/15/2032 (Callable 04/15/2027) (a)			20,000	20,325
				5,333,556
TOTAL CORPORATE BONDS (Cost $59,076,517)				57,274,397

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2%			Par	Value
American Tower Depositor Sub LLC, 5.49%, 03/15/2028 (Callable 03/15/2027) (a)			155,000	157,543
Angel Oak Mortgage Trust LLC, Series 2019-2, Class B2, 6.29%, 03/25/2049 (Callable 04/25/2025) (a)(g)			1,300,000	1,302,457
AREIT Trust, Series 2025-CRE10, Class D, 7.11% (1 mo. Term SOFR + 2.79%), 01/17/2030, (2.79% Floor) (Callable 07/17/2027) (a)			100,000	99,753
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 04/25/2025) (a)(g)			33,164	32,135
Series 2019-2, Class A3, 3.80%, 04/25/2049 (Callable 04/25/2025) (a)(g)			66,688	64,402
ARZ Trust, Series 2024-BILT, Class C, 6.36%, 06/11/2029 (a)			250,000	252,859
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2017-BNK3, Class B, 3.88%, 02/15/2050 (Callable 02/15/2027) (g)			350,000	333,429
BANK-2017, Series 2017-BNK8, Class XE, 1.29%, 11/15/2050 (Callable 08/15/2027) (a)(g)(h)			7,050,000	210,870
BANK-2018, Series 2018-BN11, Class XA, 0.44%, 03/15/2061 (Callable 01/15/2028) (g)(h)			10,933,997	142,071
BANK-2019
Series 2019-BN18, Class B, 3.98%, 05/15/2062 (Callable 05/15/2029)			125,000	108,526
Series 2019-BN21, Class XA, 0.83%, 10/17/2052 (Callable 07/15/2029) (g)(h)			3,928,985	115,900
BANK-2020, Series 2020-BN30, Class XA, 1.27%, 12/15/2053 (g)(h)			1,232,208	66,114
Bayview Asset Management LLC/Private Equity, Series 2022-2, Class AF, 5.00% (30 day avg SOFR US + 0.85%), 12/25/2051, (0.00% Floor), (5.00% Cap) (Callable 03/25/2044) (a)			399,952	370,194
BBCMS Trust
Series 2019-BWAY, Class E, 7.28% (1 mo. Term SOFR + 2.96%), 11/15/2034, (2.85% Floor) (a)			100,000	1,120
Series 2021-C11, Class XD, 1.52%, 09/15/2054 (a)(g)(h)			1,255,000	98,398
Series 2024-5C29, Class C, 5.51%, 09/15/2057 (Callable 09/15/2029)			100,000	95,397
BCRR Trust, Series 2016-FRR3, Class E, 6.22% (30 day avg SOFR US + 18.46%), 05/26/2026, (18.35% Floor) (a)			797,720	782,360
Benchmark Mortgage Trust
Series 2018-B2, Class C, 4.30%, 02/15/2051 (Callable 02/15/2028) (g)			150,000	114,750
Series 2018-B4, Class XD, 1.75%, 07/15/2051 (Callable 04/15/2028) (a)(g)(h)			7,000,000	326,246
Series 2019-B10, Class XB, 0.91%, 03/15/2062 (Callable 01/15/2029) (a)(g)(h)			2,820,000	90,550
Series 2020-B18, Class XA, 1.81%, 07/15/2053 (Callable 05/15/2030) (g)(h)			1,424,816	74,213
Series 2021-B25, Class XA, 1.08%, 04/15/2054 (Callable 02/15/2031) (g)(h)			2,198,747	99,015
Series 2023-V2, Class XA, 0.99%, 05/15/2055 (Callable 03/15/2028) (g)(h)			1,796,913	47,154
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.01% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor) (a)			332,090	331,260
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.88%, 09/15/2057 (Callable 09/15/2029) (g)			60,000	59,436
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A, 6.24% (1 mo. Term SOFR + 1.92%), 08/15/2041, (1.92% Floor) (a)			100,000	99,875
Series 2024-BOCA, Class B, 6.66% (1 mo. Term SOFR + 2.34%), 08/15/2041, (2.34% Floor) (a)			350,000	349,672
BPR Trust, Series 2021-TY, Class D, 6.78% (1 mo. Term SOFR + 2.46%), 09/15/2038, (2.35% Floor) (a)			100,000	99,272
BSPRT 2017-FL1 Co.-Issuer LLC
Series 2023-FL10, Class A, 6.58% (1 mo. Term SOFR + 2.26%), 09/15/2035, (2.26% Floor) (Callable 04/15/2025) (a)			100,000	100,293
Series 2023-FL10, Class B, 7.58% (1 mo. Term SOFR + 3.27%), 09/15/2035, (3.27% Floor) (Callable 04/15/2025) (a)			100,000	100,729
Series 2024-FL11, Class B, 6.61% (1 mo. Term SOFR + 2.29%), 07/15/2039, (2.29% Floor) (Callable 09/15/2027) (a)			100,000	99,844
BX Trust
Series 2021-21M, Class A, 5.16% (1 mo. Term SOFR + 0.84%), 10/15/2036, (0.73% Floor) (a)			67,491	66,943
Series 2021-21M, Class E, 6.60% (1 mo. Term SOFR + 2.29%), 10/15/2036, (2.17% Floor) (a)			175,000	171,392
Series 2021-ARIA, Class C, 6.08% (1 mo. Term SOFR + 1.76%), 10/15/2036, (1.65% Floor) (a)			450,000	448,883
Series 2021-CIP, Class A, 5.35% (1 mo. Term SOFR + 1.04%), 12/15/2038, (0.92% Floor) (a)			100,775	100,618
Series 2021-LBA, Class EV, 6.43% (1 mo. Term SOFR + 2.11%), 02/15/2036, (2.00% Floor) (a)			197,702	194,739
Series 2021-RISE, Class A, 5.18% (1 mo. Term SOFR + 0.86%), 11/15/2036, (0.75% Floor) (a)			380,398	377,546
Series 2021-RISE, Class B, 5.68% (1 mo. Term SOFR + 1.36%), 11/15/2036, (1.25% Floor) (a)			84,533	83,952
Series 2021-SDMF, Class D, 5.82% (1 mo. Term SOFR + 1.50%), 09/15/2034, (1.39% Floor) (a)			329,672	324,729
Series 2021-VOLT, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 09/15/2036, (0.70% Floor) (a)			115,000	113,544
Series 2021-VOLT, Class E, 6.43% (1 mo. Term SOFR + 2.11%), 09/15/2036, (2.00% Floor) (a)			100,000	98,251
Series 2021-XL2, Class A, 5.12% (1 mo. Term SOFR + 0.80%), 10/15/2038, (0.69% Floor) (a)			56,869	56,656
Series 2022-CLS, Class A, 5.76%, 10/13/2027 (a)			65,000	65,701
Series 2022-LBA6, Class C, 5.92% (1 mo. Term SOFR + 1.60%), 01/15/2039, (1.60% Floor) (a)			350,000	348,907
Series 2023-VLT3, Class A, 6.26% (1 mo. Term SOFR + 1.94%), 11/15/2028, (1.94% Floor) (a)			375,000	373,756
Series 2023-XL3, Class A, 6.08% (1 mo. Term SOFR + 1.76%), 12/09/2040, (1.76% Floor) (a)			322,204	322,204
Series 2024-BIO, Class D, 7.96% (1 mo. Term SOFR + 3.64%), 02/15/2041 (a)			100,000	97,727
Series 2024-CNYN, Class C, 6.26% (1 mo. Term SOFR + 1.94%), 04/15/2041, (1.94% Floor) (a)			253,585	253,109
Series 2024-KING, Class B, 6.06% (1 mo. Term SOFR + 1.74%), 05/15/2034, (1.74% Floor) (a)			378,023	376,607
Series 2024-XL5, Class A, 5.71% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor) (a)			134,029	134,076
BX Trust 2024-VLT4, Series 2024-AIRC, Class C, 6.91% (1 mo. Term SOFR + 2.59%), 08/15/2039, (2.59% Floor) (a)			100,000	99,938
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 5.69% (1 mo. Term SOFR + 1.37%), 12/15/2037, (1.07% Floor) (a)			100,000	99,813
Century Plaza Towers, Series 2019-CPT, Class E, 3.00%, 11/13/2039 (Callable 11/13/2029) (a)(g)			130,000	104,048
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.57%, 05/10/2058 (Callable 11/10/2026) (g)(h)			528,723	5,551
Chase Mortgage Finance Corp., Series 2024-6, Class A9A, 6.00%, 05/25/2055 (Callable 11/25/2034) (a)(g)			392,620	392,620
CIM Trust
Series 2018-INV1, Class A10, 4.00%, 08/25/2048 (Callable 09/25/2029) (a)(g)			170,684	157,368
Series 2019-INV2, Class A3, 4.00%, 05/25/2049 (Callable 08/25/2030) (a)(g)			12,290	11,374
Series 2019-J1, Class B2, 3.94%, 08/25/2049 (Callable 07/25/2025) (a)(g)			155,699	143,672
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class XA, 1.82%, 05/10/2049 (Callable 06/10/2026) (g)(h)			682,637	8,428
Series 2017-P8, Class XA, 0.86%, 09/15/2050 (Callable 07/15/2027) (g)(h)			941,545	14,650
Series 2019-C7, Class XA, 0.82%, 12/15/2072 (Callable 10/15/2029) (g)(h)			3,605,529	120,295
Series 2023-SMRT, Class A, 5.82%, 10/12/2040 (a)(g)			100,000	102,480
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.22%, 05/10/2050 (Callable 05/10/2027) (g)(h)			1,328,318	24,770
Commercial Mortgage Pass Through Certificates
Series 2013-CR12, Class XA, 0.30%, 10/10/2046 (Callable 04/10/2025) (g)(h)			224,258	2
Series 2015-LC21, Class XA, 0.57%, 07/10/2048 (Callable 07/10/2025) (g)(h)			846,490	355
Computershare Corporate Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)			252,979	250,160
Series 2018-C45, Class XA, 0.76%, 06/15/2051 (Callable 04/15/2028) (g)(h)			4,640,030	94,970
Series 2019-JWDR, Class F, 4.56%, 09/15/2031 (a)(g)			100,000	97,509
Series 2021-C59, Class E, 2.50%, 04/15/2054 (Callable 04/15/2031) (a)			400,000	210,472
Connecticut Avenue Securities Trust 2025-R02, Series 2025-R02, Class 1M2, 5.94% (30 day avg SOFR US + 1.60%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030) (a)			140,000	139,887
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 5A4, 6.25%, 08/25/2037 (Callable 04/25/2025)			454,575	213,855
Series 2007-OA4, Class A1, 4.77% (1 mo. Term SOFR + 0.45%), 05/25/2047, (0.34% Floor) (Callable 04/25/2025)			209,382	191,415
Credit Suisse Mortgage Capital Certificates, Series 2019-NQM1, Class A1, 3.66%, 10/25/2059 (Callable 04/25/2025) (a)(f)			6,398	6,317
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, 1.85%, 01/15/2049 (Callable 02/15/2026) (g)(h)			577,046	5,755
Series 2017-CX10, Class XA, 0.84%, 11/15/2050 (Callable 09/15/2027) (g)(h)			4,022,380	58,144
Series 2018-CX12, Class XA, 0.54%, 08/15/2051 (Callable 06/15/2028) (g)(h)			4,024,252	61,754
DK Trust, Series 2024-SPBX, Class C, 6.27% (1 mo. Term SOFR + 1.95%), 03/15/2034, (1.50% Floor) (a)			400,000	399,000
ELM Trust, Series 2024-ELM, Class C15, 5.78%, 06/10/2039 (a)(g)			300,000	303,529
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M1, 5.34% (30 day avg SOFR US + 1.00%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026) (a)			23,351	23,342
Series 2022-R03, Class 1M1, 6.44% (30 day avg SOFR US + 2.10%), 03/25/2042, (0.00% Floor) (Callable 03/25/2027) (a)			13,832	14,035
Series 2022-R04, Class 1M1, 6.34% (30 day avg SOFR US + 2.00%), 03/25/2042, (0.00% Floor) (Callable 03/25/2027) (a)			29,136	29,500
Series 2022-R05, Class 2M2, 7.34% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor) (Callable 04/25/2027) (a)			240,000	245,114
Series 2022-R06, Class 1M1, 7.09% (30 day avg SOFR US + 2.75%), 05/25/2042, (0.00% Floor) (Callable 05/25/2027) (a)			56,616	57,888
Series 2022-R08, Class 1M2, 7.94% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (Callable 07/25/2027) (a)			300,000	312,124
Series 2022-R09, Class 2M1, 6.84% (30 day avg SOFR US + 2.50%), 09/25/2042, (0.00% Floor) (Callable 09/25/2027) (a)			61,280	62,402
Series 2023-R01, Class 1M1, 6.74% (30 day avg SOFR US + 2.40%), 12/25/2042, (0.00% Floor) (Callable 12/25/2027) (a)			41,492	42,372
Series 2023-R03, Class 2M2, 8.24% (30 day avg SOFR US + 3.90%), 04/25/2043, (0.00% Floor) (Callable 04/25/2028) (a)			65,000	68,939
Series 2023-R06, Class 1M2, 7.04% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor) (Callable 07/25/2028) (a)			85,000	87,363
Series 2024-R02, Class 1M1, 5.44% (30 day avg SOFR US + 1.10%), 02/25/2044, (0.00% Floor) (Callable 02/25/2029) (a)			157,632	157,448
Series 2024-R03, Class 2M2, 6.29% (30 day avg SOFR US + 1.95%), 03/25/2044, (0.00% Floor) (Callable 03/25/2029) (a)			300,000	301,073
Federal Home Loan Mortgage Corp.
Pool U69911, 4.00%, 04/01/2045			3,597,588	3,459,579
Series 2021-P011, Class X1, 1.76%, 09/25/2045 (g)(h)			511,524	56,077
Series 2980, Class SC, 2.24% (-1 x 30 day avg SOFR US + 6.59%), 05/15/2035, (0.00% Floor), (6.70% Cap) (h)(i)			177,363	12,801
Series 2989, Class SG, 2.71% (-7 x 30 day avg SOFR US + 33.15%), 08/15/2034, (0.00% Floor), (33.95% Cap) (i)			105,699	111,821
Series 3311, Class IA, 1.95% (-1 x 30 day avg SOFR US + 6.30%), 05/15/2037, (0.00% Floor), (6.41% Cap) (h)(i)			865,023	77,056
Series 3359, Class SC, 1.26% (-1 x 30 day avg SOFR US + 5.61%), 08/15/2037, (0.00% Floor), (5.72% Cap) (h)(i)			290,770	19,745
Series 3966, Class SA, 1.44% (-1 x 30 day avg SOFR US + 5.79%), 12/15/2041, (0.00% Floor), (5.90% Cap) (h)(i)			419,978	36,687
Series 4077, Class TS, 1.54% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2041, (0.00% Floor), (6.00% Cap) (h)(i)			245,757	22,086
Series 4089, Class SH, 1.54% (-1 x 30 day avg SOFR US + 5.89%), 08/15/2042, (0.00% Floor), (6.00% Cap) (h)(i)			342,706	34,199
Series 4249, Class CS, 1.30% (-1 x 30 day avg SOFR US + 4.56%), 09/15/2043, (0.00% Floor), (4.65% Cap) (i)			531,152	380,758
Series 4993, Class KS, 1.60% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2050, (0.00% Floor), (6.05% Cap) (h)(i)			2,243,537	316,114
Series K109, Class X1, 1.57%, 04/25/2030 (Callable 04/25/2030) (g)(h)			657,432	41,892
Series K117, Class X1, 1.22%, 08/25/2030 (Callable 07/25/2030) (g)(h)			1,264,532	66,902
Series K122, Class X1, 0.87%, 11/25/2030 (Callable 08/25/2030) (g)(h)			1,828,287	71,320
Series K-1515, Class X1, 1.51%, 02/25/2035 (Callable 11/25/2034) (g)(h)			790,632	80,470
Series K-1518, Class X1, 0.86%, 10/25/2035 (Callable 07/25/2035) (g)(h)			1,461,535	89,168
Series K-1521, Class X1, 0.98%, 08/25/2036 (Callable 06/25/2036) (g)(h)			810,733	61,598
Series KG04, Class X1, 0.85%, 11/25/2030 (Callable 08/25/2030) (g)(h)			1,884,428	69,746
Series KL06, Class XFX, 1.36%, 12/25/2029 (Callable 09/25/2029) (g)(h)			951,486	40,952
Federal National Mortgage Association
Pool FS7738, 6.00%, 03/01/2054			2,857,392	2,948,498
Pool MA5039, 5.50%, 06/01/2053			3,829	3,835
Series 2007-50, Class SX, 2.00% (-1 x 30 day avg SOFR US + 6.34%), 06/25/2037, (0.00% Floor), (6.45% Cap) (h)(i)			1,417,723	133,433
Series 2008-22, Class SB, 1.71% (-1 x 30 day avg SOFR US + 6.05%), 04/25/2048, (0.00% Floor), (6.16% Cap) (h)(i)			1,179,644	134,575
Series 2009-52, Class PI, 5.00%, 07/25/2039 (h)			55,273	7,887
Series 2009-78, Class XS, 2.29% (-1 x 30 day avg SOFR US + 6.63%), 10/25/2039, (0.00% Floor), (6.74% Cap) (h)(i)			1,929,567	199,977
Series 2009-86, Class IP, 5.50%, 10/25/2039 (h)			52,283	10,173
Series 2010-19, Class SM, 1.80% (-1 x 30 day avg SOFR US + 6.14%), 03/25/2040, (0.00% Floor), (6.25% Cap) (h)(i)			3,132,702	272,685
Series 2011-124, Class NS, 2.05% (-1 x 30 day avg SOFR US + 6.39%), 12/25/2041, (0.00% Floor), (6.50% Cap) (h)(i)			301,669	37,720
Series 2012-20, Class SA, 2.00% (-1 x 30 day avg SOFR US + 6.34%), 03/25/2042, (0.00% Floor), (6.45% Cap) (h)(i)			280,697	29,770
Series 2012-76, Class SC, 1.55% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2042, (0.00% Floor), (6.00% Cap) (h)(i)			134,659	14,451
Series 2014-28, Class SD, 1.60% (-1 x 30 day avg SOFR US + 5.94%), 05/25/2044, (0.00% Floor), (6.05% Cap) (h)(i)			588,956	57,452
Series 2017-53, Class IE, 4.00%, 07/25/2047 (h)			129,601	26,769
Series 2019-33, Class PS, 1.60% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2049, (0.00% Floor), (6.05% Cap) (h)(i)			3,619,721	414,404
Series 2019-83, Class QS, 1.50% (-1 x 30 day avg SOFR US + 5.84%), 01/25/2050, (0.00% Floor), (5.95% Cap) (h)(i)			4,028,500	510,480
Series 2020-53, Class DI, 3.00%, 08/25/2060 (h)			2,542,038	405,838
Series 2020-79, Class IT, 4.00%, 11/25/2050 (h)			5,027,685	1,043,399
Series 2020-99, Class IC, 3.50%, 04/25/2050 (h)			3,658,763	679,832
Series 2021-R02, Class 2B2, 10.54% (30 day avg SOFR US + 6.20%), 11/25/2041, (0.00% Floor) (Callable 11/25/2026) (a)			55,000	57,766
Series 419, Class C4, 3.50%, 04/25/2044 (h)			1,829,921	289,177
First Republic Mortgage Loan Trust, Series 2020-1, Class B1, 2.88%, 04/25/2050 (a)(g)			690,905	631,191
Flagstar Mortgage Trust, Series 2018-6RR, Class B1, 4.91%, 10/25/2048 (Callable 11/25/2031) (a)(g)			412,707	396,233
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 5.99% (30 day avg SOFR US + 1.65%), 01/25/2034, (0.00% Floor) (Callable 01/25/2034) (a)			155,012	155,618
Series 2021-HQA4, Class B1, 8.09% (30 day avg SOFR US + 3.75%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026) (a)			700,000	718,290
Series 2021-HQA4, Class M2, 6.69% (30 day avg SOFR US + 2.35%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026) (a)			400,000	403,673
Series 2022-DNA2, Class M1B, 6.74% (30 day avg SOFR US + 2.40%), 02/25/2042, (0.00% Floor) (Callable 02/25/2027) (a)			300,000	305,191
Series 2022-DNA3, Class M1A, 6.34% (30 day avg SOFR US + 2.00%), 04/25/2042, (0.00% Floor) (Callable 04/25/2027) (a)			83,293	84,258
Series 2022-DNA4, Class M1A, 6.54% (30 day avg SOFR US + 2.20%), 05/25/2042, (0.00% Floor) (Callable 05/25/2027) (a)			94,128	95,185
Series 2022-DNA4, Class M1B, 7.69% (30 day avg SOFR US + 3.35%), 05/25/2042, (0.00% Floor) (Callable 05/25/2027) (a)			110,000	114,159
Series 2022-DNA6, Class M1A, 6.49% (30 day avg SOFR US + 2.15%), 09/25/2042, (0.00% Floor) (Callable 09/25/2027) (a)			72,791	73,436
Series 2022-DNA7, Class M1A, 6.84% (30 day avg SOFR US + 2.50%), 03/25/2052, (0.00% Floor) (Callable 09/25/2027) (a)			62,659	63,710
Series 2022-HQA1, Class M1B, 7.84% (30 day avg SOFR US + 3.50%), 03/25/2042, (0.00% Floor) (Callable 03/25/2027) (a)			85,000	88,746
Series 2022-HQA3, Class M1B, 7.89% (30 day avg SOFR US + 3.55%), 08/25/2042, (0.00% Floor) (Callable 08/25/2027) (a)			125,000	131,061
Series 2024-HQA1, Class M2, 6.34% (30 day avg SOFR US + 2.00%), 03/25/2044, (0.00% Floor) (Callable 03/25/2029) (a)			185,000	185,632
Series 2025-HQA1, Class M1, 5.49% (30 day avg SOFR US + 1.15%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030) (a)			151,684	151,574
Series 2025-HQA1, Class M2, 5.99% (30 day avg SOFR US + 1.65%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030) (a)			120,000	119,185
FREMF Mortgage Trust, Series 2019-KF71, Class C, 10.47% (30 day avg SOFR US + 6.11%), 10/25/2029, (6.00% Floor) (Callable 10/25/2029) (a)			149,160	145,274
Government National Mortgage Association
Series 2010-133, Class SD, 1.64% (-1 x 1 mo. Term SOFR + 5.96%), 10/16/2040, (0.00% Floor), (6.07% Cap) (h)(i)			1,309,211	59,899
Series 2014-102, Class SY, 1.22% (-1 x 1 mo. Term SOFR + 5.54%), 02/20/2044, (0.00% Floor), (5.65% Cap) (h)(i)			1,259,271	73,213
Series 2018-83, Class HI, 5.00%, 01/20/2048 (h)			600,682	113,555
Series 2022-192, Class IO, 0.67%, 09/16/2064 (Callable 05/16/2048) (g)(h)			3,461,326	200,101
Series 2024-15, Class BI, 0.74%, 10/16/2065 (Callable 09/16/2048) (g)(h)			3,467,876	198,178
Series 2024-35, Class IB, 0.80%, 07/16/2065 (Callable 08/16/2048) (g)(h)			3,148,538	195,661
Great Wolf Trust
Series 2024-WLF2, Class A, 6.01% (1 mo. Term SOFR + 1.69%), 05/15/2041 (a)			250,000	249,922
Series 2024-WOLF, Class A, 5.86% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor) (a)			350,000	350,218
GS Mortgage Securities Corp. II
Series 2018-GS9, Class A4, 3.99%, 03/10/2051 (Callable 03/10/2028) (g)			250,000	243,094
Series 2018-RIVR, Class C, 5.87% (1 mo. Term SOFR + 1.55%), 07/15/2035, (1.50% Floor) (a)			122,000	4,575
Series 2019-GC42, Class XA, 0.81%, 09/10/2052 (Callable 06/10/2029) (g)(h)			2,140,766	61,688
Series 2020-GC47, Class XA, 1.12%, 05/12/2053 (Callable 02/12/2030) (g)(h)			1,457,334	63,770
Series 2020-GSA2, Class XA, 1.69%, 12/12/2053 (Callable 10/10/2030) (a)(g)(h)			1,140,747	80,652
Series 2021-ARDN, Class E, 7.78% (1 mo. Term SOFR + 3.46%), 11/15/2036, (3.35% Floor) (a)			100,000	98,927
Series 2024-FAIR, Class A, 5.48%, 07/15/2029 (a)(g)			400,000	407,647
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A4, 2.50%, 05/25/2051 (Callable 06/25/2047) (a)(g)			298,505	242,548
Series 2022-PJ1, Class A4, 2.50%, 05/28/2052 (Callable 04/25/2047) (a)(g)			247,588	200,044
Series 2024-PJ4, Class B2, 6.20%, 08/25/2054 (Callable 08/25/2038) (a)(g)			98,255	97,967
GSAA Trust
Series 2006-4, Class 4A3, 4.26%, 03/25/2036 (Callable 04/25/2025) (g)			368,612	215,419
Series 2007-7, Class A4, 4.97% (1 mo. Term SOFR + 0.65%), 07/25/2037, (0.54% Floor) (Callable 04/25/2025)			63,895	62,330
GSCG Trust, Series 2019-600C, Class E, 3.85%, 09/06/2034 (a)(g)			183,000	7,337
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.88%, 05/10/2039 (a)(g)			500,000	503,078
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50%, 07/25/2051 (Callable 04/25/2045) (a)(g)			290,496	234,530
JP Morgan Mortgage Trust
Series 2018-8, Class B1, 4.03%, 01/25/2049 (Callable 04/25/2025) (a)(g)			421,535	382,356
Series 2019-8, Class A15, 3.50%, 03/25/2050 (Callable 03/25/2026) (a)(g)			6,916	6,109
Series 2019-8, Class B2A, 3.16%, 03/25/2050 (Callable 03/25/2026) (a)(g)			174,440	149,899
Series 2020-4, Class A5, 3.00%, 11/25/2050 (Callable 11/25/2028) (a)(g)			167,951	143,095
Series 2022-5, Class A9, 2.80%, 09/25/2052 (Callable 11/25/2044) (a)(g)			425,469	348,910
Series 2025-CCM1, Class A2, 5.50%, 06/25/2055 (Callable 07/25/2046) (a)(g)			198,243	196,105
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA, 1.47%, 06/15/2049 (Callable 03/15/2026) (g)(h)			852,783	6,842
Life Mortgage Trust US
Series 2022-BMR2, Class A1, 5.61% (1 mo. Term SOFR + 1.30%), 05/15/2039, (1.30% Floor) (Callable 05/15/2025) (a)			170,000	165,115
Series 2022-BMR2, Class B, 6.11% (1 mo. Term SOFR + 1.79%), 05/15/2039, (1.79% Floor) (Callable 05/15/2025) (a)			250,000	230,846
LoanCore, Series 2025-CRE8, Class D, 7.06% (1 mo. Term SOFR + 2.74%), 08/17/2042, (2.74% Floor) (Callable 08/17/2027) (a)			100,000	99,783
LSTAR Commercial Mortgage Trust
Series 2016-4, Class C, 4.57%, 03/10/2049 (Callable 03/10/2026) (a)(g)			274,000	256,471
Series 2016-4, Class XA, 1.63%, 03/10/2049 (Callable 03/10/2026) (a)(g)(h)			807,281	3,689
Series 2017-5, Class X, 0.84%, 03/10/2050 (Callable 03/10/2027) (a)(g)(h)			1,753,622	16,068
MF1 Multifamily Housing Mortgage Loan Trust
Series 2023-FL12, Class C, 8.09% (1 mo. Term SOFR + 3.78%), 10/19/2038, (3.78% Floor) (Callable 04/19/2025) (a)			100,000	100,182
Series 2024-FL15, Class B, 6.81% (1 mo. Term SOFR + 2.49%), 08/18/2041, (2.49% Floor) (Callable 07/18/2026) (a)			100,000	99,969
Series 2024-FL16, Class D, 7.91% (1 mo. Term SOFR + 3.59%), 11/18/2039, (3.59% Floor) (Callable 10/18/2026) (a)			100,000	100,492
Series 2025-FL17, Class D, 7.05% (1 mo. Term SOFR + 2.74%), 02/18/2040, (2.74% Floor) (Callable 07/18/2026) (a)			100,000	99,690
MFRA Trust, Series 2020-NQM3, Class A3, 1.63%, 01/26/2065 (Callable 04/25/2025) (a)(g)			69,846	65,234
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 7.03% (1 mo. Term SOFR + 2.72%), 04/15/2038, (2.60% Floor) (a)			240,000	238,096
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class B, 3.71%, 05/15/2046 (Callable 06/15/2028) (g)			93,039	87,676
Series 2014-C17, Class E, 3.50%, 08/15/2047 (Callable 07/15/2025) (a)			97,504	96,230
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class XA, 0.63%, 12/15/2049 (Callable 09/15/2026) (g)(h)			2,459,583	17,508
Series 2019-NUGS, Class E, 6.68% (1 mo. Term SOFR + 2.36%), 12/15/2036, (3.74% Floor) (a)			147,000	3,675
Series 2019-NUGS, Class F, 7.28% (1 mo. Term SOFR + 2.96%), 12/15/2036, (4.34% Floor) (a)			125,000	625
Series 2019-PLND, Class E, 6.58% (1 mo. Term SOFR + 2.26%), 05/15/2036, (2.15% Floor) (Callable 04/15/2025) (a)			189,000	3,780
One New York Plaza Trust, Series 2020-1NYP, Class C, 6.63% (1 mo. Term SOFR + 2.31%), 01/15/2036, (2.20% Floor) (a)			160,000	148,940
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/2039 (a)(g)			350,000	353,590
PFP III Ltd., Series 2024-11, Class B, 6.81% (1 mo. Term SOFR + 2.49%), 09/17/2039, (2.49% Floor) (Callable 09/17/2027) (a)			99,553	99,367
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.86%, 10/25/2049 (Callable 04/25/2031) (a)(g)			867,902	810,800
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 11/25/2047) (a)(g)			200,000	122,578
Rate Mortgage Trust, Series 2021-HB1, Class A31, 2.50%, 12/25/2051 (Callable 05/25/2045) (a)(g)			417,785	337,296
RCKT Mortgage Trust, Series 2021-1, Class B3, 2.72%, 03/25/2051 (Callable 09/25/2047) (a)(g)			442,851	366,020
RLGH Trust, Series 2021-TROT, Class A, 5.23% (1 mo. Term SOFR + 0.91%), 04/15/2036, (0.80% Floor) (a)			100,000	98,857
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (a)			300,000	309,952
SCOTT Trust 2023-SFS, Series 2023-SFS, Class AS, 6.20%, 03/10/2040 (a)			100,000	99,588
Sequoia Mortgage Trust
Series 2021-3, Class B3, 2.65%, 05/25/2051 (Callable 05/25/2048) (a)(g)			450,080	362,208
Series 2024-9, Class A20, 5.50%, 10/25/2054 (Callable 12/25/2037) (a)(g)			167,159	164,416
Series 2025-2, Class A19, 6.00%, 03/25/2055 (Callable 11/25/2037) (a)(g)			198,323	198,323
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class XA, 1.82%, 10/10/2048 (Callable 07/10/2026) (g)(h)			816,852	9,661
SMRT 2022-MINI, Series 2022-MINI, Class B, 5.67% (1 mo. Term SOFR + 1.35%), 01/15/2039, (1.35% Floor) (a)			250,000	246,564
UBS Commercial Mortgage Trust
Series 2017-C3, Class C, 4.38%, 08/15/2050 (Callable 08/15/2027) (g)			100,000	93,724
Series 2018-C13, Class C, 4.97%, 10/15/2051 (Callable 10/15/2028) (g)			100,000	90,054
Series 2018-C9, Class XA, 0.90%, 03/15/2051 (Callable 03/15/2028) (g)(h)			2,157,234	48,934
UBS-Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.31%, 05/15/2052 (Callable 03/15/2029) (g)(h)			1,378,268	58,162
Verus Securitization Trust, Series 2022-INV1, Class A1, 5.04%, 08/25/2067 (Callable 08/25/2025) (a)(f)			75,731	75,033
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 3.88%, 03/25/2037 (Callable 04/25/2025) (g)			316,296	248,679
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class C, 6.33%, 11/15/2057 (Callable 11/15/2029) (g)			100,000	98,656
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,122,635)				42,468,616

U.S. TREASURY SECURITIES - 8.4%			Par	Value
United States Treasury Note/Bond
1.50%, 01/31/2027			90,000	86,161
3.88%, 03/31/2027			67,000	66,979
2.63%, 05/31/2027			40,000	38,944
4.00%, 03/31/2030			1,776,000	1,779,885
0.63%, 08/15/2030			1,000,000	838,437
0.88%, 11/15/2030			3,000,000	2,531,250
2.88%, 05/15/2032			25,000	23,129
2.75%, 08/15/2032			695,000	635,491
3.50%, 02/15/2033			725,000	694,414
4.63%, 02/15/2035			2,611,000	2,697,489
1.38%, 11/15/2040			6,800,000	4,417,875
2.38%, 02/15/2042			190,000	140,986
2.75%, 11/15/2042			90,000	69,975
3.00%, 02/15/2049			1,195,000	903,345
2.00%, 02/15/2050			368,000	222,640
3.63%, 02/15/2053			150,000	126,352
TOTAL U.S. TREASURY SECURITIES (Cost $15,463,694)				15,273,352

ASSET-BACKED SECURITIES - 7.7%			Par	Value
ACE Securities Corp., Series 2007-D1, Class A4, 6.93%, 02/25/2038 (Callable 01/25/2036) (a)(f)			205,604	174,191
ACREC Trust, Series 2021-FL1, Class C, 6.58% (1 mo. Term SOFR + 2.26%), 10/16/2036, (2.15% Floor) (Callable 04/16/2025) (a)			375,000	374,268
Air Canada, 3.70%, 01/15/2026 (a)			363,757	355,846
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038 (a)			550,000	525,013
Apollo Aviation Securitization Equity Trust, Series 2024-2A, Class B, 6.61%, 09/16/2049 (a)			241,370	246,048
Applebee's Funding LLC, Series 2019-1A, Class A2II, 4.72%, 06/05/2049 (Callable 06/05/2025) (a)			99,000	97,598
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (Callable 07/17/2028) (a)			45,596	42,286
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.44%, 07/15/2046 (Callable 07/15/2028) (a)			170,152	156,857
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 5.48% (1 mo. Term SOFR + 1.16%), 05/15/2038, (1.05% Floor) (Callable 07/15/2026) (a)			72,873	72,100
Blue Stream Communications LLC, Series 2024-1A, Class B, 6.04%, 11/20/2054 (Callable 05/20/2028) (a)			250,000	251,666
Bojangles Issuer LLC, Series 2024-1A, Class A2, 6.58%, 11/20/2054 (Callable 11/20/2027) (a)(c)			175,000	175,729
Citigroup Mortgage Loan Trust, Inc., Series 2015-RP2, Class B4, 4.25%, 01/25/2053 (Callable 10/25/2031) (a)			380,466	371,241
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.92%, 11/22/2049 (Callable 11/22/2028) (a)			250,000	253,541
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/2051 (Callable 04/25/2025) (a)			150,000	143,877
COLT Funding LLC, Series 2022-5, Class A1, 4.55%, 04/25/2067 (Callable 04/25/2025) (a)(g)			73,169	72,839
Compass Datacenters LLC, Series 2024-1A, Class B, 7.00%, 02/25/2049 (Callable 02/25/2027) (a)			250,000	253,282
DataBank Issuer, Series 2023-1A, Class A2, 5.12%, 02/25/2053 (Callable 02/25/2026) (a)			605,000	596,196
DB Master Finance Parent LLC, Series 2019-1A, Class A2II, 4.02%, 05/20/2049 (Callable 05/20/2025) (a)			85,050	84,558
DigitalBridge Group, Inc., Series 2023-1A, Class B, 5.75%, 09/15/2048 (Callable 09/15/2026) (a)			100,000	97,036
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 08/15/2028 (Callable 08/15/2028)			100,000	100,462
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class M1, 5.71% (1 mo. Term SOFR + 1.39%), 07/25/2034, (1.28% Floor) (Callable 04/25/2025)			54,418	54,034
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)			90,470	88,543
GCAT, Series 2022-NQM4, Class A1, 5.27%, 08/25/2067 (Callable 08/25/2025) (a)(f)			77,899	77,385
GSAA Trust, Series 2005-6, Class M1, 5.08% (1 mo. Term SOFR + 0.76%), 06/25/2035, (0.65% Floor) (Callable 04/25/2025)			31,164	31,061
Helios Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/01/2055 (Callable 10/30/2030) (a)			437,907	358,699
Home Partners of America Trust, Series 2019-1, Class B, 3.16%, 09/17/2039 (Callable 04/17/2025) (a)			76,218	72,667
Horizon Aircraft Finance Ltd., Series 2024-1, Class A, 5.38%, 09/15/2049 (a)			243,750	239,948
Jersey Mike's Funding, Series 2024-1A, Class A2, 5.64%, 02/15/2055 (Callable 02/15/2029) (a)			210,000	211,355
KREF
Series 2021-FL2, Class B, 6.08% (1 mo. Term SOFR + 1.76%), 02/15/2039, (1.65% Floor) (Callable 04/15/2025) (a)			100,000	97,652
Series 2022-FL3, Class A, 5.77% (1 mo. Term SOFR + 1.45%), 02/17/2039, (1.45% Floor) (Callable 04/17/2025) (a)			89,207	88,812
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.64%, 10/15/2046 (a)			181,548	167,512
Mill City Solar Loan, Series 2019-2GS, Class A, 3.69%, 07/20/2043 (Callable 01/20/2035) (a)			60,428	54,697
Morgan Stanley ABS Capital I, Inc., Series 2006-NC1, Class M1, 5.00% (1 mo. Term SOFR + 0.68%), 12/25/2035, (0.57% Floor) (Callable 04/25/2025)			53,648	53,412
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.01%, 06/22/2043 (Callable 05/20/2030) (a)			126,643	117,177
Series 2018-2GS, Class A, 4.20%, 02/22/2044 (Callable 06/20/2030) (a)			139,770	127,978
Series 2018-2GS, Class B, 4.74%, 02/22/2044 (Callable 06/20/2030) (a)			87,684	78,948
Navient Student Loan Trust
Series 2019-GA, Class A, 2.40%, 10/15/2068 (Callable 05/15/2027) (a)			34,802	33,329
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (Callable 08/15/2027) (a)			77,301	73,564
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 01/15/2028) (a)			46,132	43,260
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 10/15/2028) (a)			42,102	38,029
Series 2021-BA, Class A, 0.94%, 07/15/2069 (Callable 08/15/2029) (a)			37,023	33,646
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 10/15/2030) (a)			346,060	304,144
Navigator Aircraft ABS Ltd., Series 2024-1, Class A, 5.40%, 08/15/2049 (a)			239,583	237,472
Neighborly Issuer, Series 2021-1A, Class A2, 3.58%, 04/30/2051 (Callable 10/30/2026) (a)			481,250	451,032
OCCU Auto Receivables Trust, Series 2022-1A, Class A3, 5.50%, 10/15/2027 (Callable 08/15/2027) (a)			71,847	72,004
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.60%, 12/16/2030 (Callable 04/15/2025) (a)			36,600	36,641
PennyMac Mortgage Investment Trust, Series 2017-PM1, Class XIO, 0.00%, 10/25/2048 (a)(d)(h)			130,492,950	611,699
Progress Residential Trust
Series 2021-SFR3, Class G, 4.25%, 05/17/2026 (a)			1,100,000	1,075,062
Series 2021-SFR6, Class G, 4.00%, 07/17/2038 (Callable 07/17/2026) (a)			700,000	680,147
Ready Capital Corp., Series 2023-FL11, Class B, 7.85% (1 mo. Term SOFR + 3.53%), 10/25/2039, (3.53% Floor) (Callable 04/25/2025) (a)			100,000	100,094
Renaissance Home Equity Loan Trust, Series 2004-4, Class MF2, 5.82%, 02/25/2035 (Callable 04/25/2025) (f)			241,166	211,052
Santander Consumer USA Holdings, Inc., Series 2022-3, Class C, 4.49%, 08/15/2029 (Callable 07/15/2026)			200,000	199,426
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028 (Callable 01/15/2027) (a)			145,000	148,485
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, 01/25/2054 (Callable 01/25/2029) (a)			99,000	100,642
Slam Ltd., Series 2024-1A, Class A, 5.34%, 09/15/2049 (a)			116,186	114,725
SMB Private Education Loan Trust, Series 2024-F, Class A1A, 5.06%, 03/16/2054 (Callable 09/15/2035) (a)(c)			94,452	95,398
SoFi Professional Loan Program LLC
Series 2018-C, Class R1, 0.00%, 01/25/2048 (Callable 07/25/2026) (a)(d)			10,000	76,522
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (Callable 09/15/2028) (a)			60,613	56,415
Series 2021-B, Class R1, 0.00%, 02/15/2047 (Callable 01/15/2030) (a)(d)			10,000	283,660
Starwood Property Mortgage Trust
Series 2019-FL1, Class B, 6.03% (1 mo. Term SOFR + 1.71%), 07/15/2038, (1.71% Floor) (Callable 04/15/2025) (a)			100,000	99,988
Series 2019-FL1, Class C, 6.38% (1 mo. Term SOFR + 2.06%), 07/15/2038, (2.06% Floor) (Callable 04/15/2025) (a)			100,000	99,118
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 4.75% (1 mo. Term SOFR + 0.43%), 10/25/2036, (0.32% Floor) (Callable 04/25/2025)			391,443	319,566
Sunnova Energy International, Inc., Series 2023-A, Class A, 5.30%, 05/20/2050 (Callable 05/20/2028) (a)			89,483	91,616
Sunrun, Inc.
Series 2019-1A, Class A, 3.98%, 06/30/2054 (Callable 09/30/2030) (a)			85,136	79,170
Series 2025-1A, Class A2A, 6.41%, 04/30/2060 (a)			100,000	102,068
Taco Bell Corp., Series 2016-1A, Class A23, 4.97%, 05/25/2046 (Callable 05/25/2025) (a)			129,375	129,326
T-Mobile US, Inc., Series 2022-1A, Class A, 4.91%, 05/22/2028 (Callable 01/20/2026) (a)			76,198	76,256
Vericrest Opportunity Loan Transferee, Series 2021-NPL1, Class A2, 8.95%, 02/27/2051 (Callable 04/25/2025) (a)(f)			749,525	749,005
Verus Securitization Trust, Series 2022-8, Class A3, 6.13%, 09/25/2067 (Callable 10/25/2025) (a)(f)			78,392	80,944
Wendy's SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049 (Callable 06/15/2025) (a)			88,740	87,470
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 06/05/2025) (a)			246,250	233,204
Zaxby's Operating Co. LP, Series 2021-1A, Class A2, 3.24%, 07/30/2051 (Callable 07/30/2025) (a)			144,750	132,541
Zayo Group LLC
Series 2025-1A, Class A2, 5.65%, 03/20/2055 (Callable 09/20/2028) (a)			90,000	90,747
Series 2025-1A, Class B, 6.09%, 03/20/2055 (Callable 09/20/2028) (a)			250,000	252,523
TOTAL ASSET-BACKED SECURITIES (Cost $14,617,558)				14,064,504

BANK LOANS - 6.9%			Par	Value
Basic Materials - 0.1%
Hexion Holdings Corp., Senior Secured First Lien, 8.32% (1 mo. SOFR US + 4.00%), 03/15/2029, (0.50% Floor) (Callable 05/01/2025)			29,623	28,866
INEOS US Finance LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/07/2031, (0.00% Floor) (Callable 05/01/2025)			124,864	119,682
INEOS US Petrochem LLC, Senior Secured First Lien
8.77% (1 mo. SOFR US + 4.25%), 03/29/2029, (0.00% Floor) (Callable 05/01/2025)			44,400	42,736
8.57% (1 mo. SOFR US + 4.25%), 10/07/2031, (0.00% Floor) (Callable 05/01/2025)			30,000	28,200
Vantage Specialty Chemicals, Inc., Senior Secured First Lien, 9.07% (1 mo. SOFR US + 4.75%), 10/26/2026, (0.50% Floor) (Callable 05/01/2025)			59,695	57,767
				277,251

Communications - 0.2%
Acuris Finance US, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 02/16/2028, (0.00% Floor) (Callable 05/01/2025)			40,159	40,153
Altice France SA, Senior Secured First Lien, 9.80% (3 mo. SOFR US + 5.50%), 08/31/2028, (0.00% Floor) (Callable 05/01/2025)			24,600	22,112
Cengage Learning, Inc., Senior Secured First Lien
7.82% (1 mo. SOFR US + 3.50%), 03/24/2031, (1.00% Floor) (Callable 05/01/2025)			9,119	9,057
7.83% (3 mo. SOFR US + 3.50%), 03/24/2031, (1.00% Floor) (Callable 05/01/2025)			15,694	15,589
CSC Holdings LLC, Senior Secured First Lien, 9.00% (Prime Rate + 1.50%), 04/15/2027, (0.00% Floor) (Callable 05/01/2025)			23,199	21,861
Directv Financing LLC, Senior Secured First Lien, 9.81% (3 mo. SOFR US + 5.00%), 08/02/2027, (0.75% Floor) (Callable 05/01/2025)			4,361	4,372
Gen Digital, Inc., 6.06% (1 mo. Term SOFR + 1.75%), 02/13/2032 (Callable 05/01/2025)			55,000	54,546
Gray Media, Inc., Senior Secured First Lien, 7.44% (1 mo. SOFR US + 3.00%), 12/01/2028, (0.00% Floor) (Callable 05/01/2025)			14,959	13,746
Lumen Technologies, Inc., Senior Secured First Lien, 6.79% (1 mo. SOFR US + 2.35%), 04/16/2029, (2.00% Floor)			13,242	12,760
MH Sub I LLC, Senior Secured First Lien, 8.57% (1 mo. SOFR US + 4.25%), 12/31/2031, (0.50% Floor) (Callable 05/01/2025)			22,721	20,935
NEP Group, Inc., Senior Secured First Lien, 7.94% (3 mo. SOFR US + 3.25% and 1.50% PIK), 08/19/2026, (0.00% Floor)			65,142	60,777
StubHub Holdco Sub LLC, Senior Secured First Lien, 9.07% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor) (Callable 05/01/2025)			39,108	39,010
Zayo Group Holdings, Inc., Senior Secured First Lien, 7.55% (1 mo. SOFR US + 3.00%), 03/09/2027, (0.00% Floor) (Callable 05/01/2025)			20,000	18,665
Zayo Group Holdings, Inc., First Lien, 8.57% (1 mo. Term SOFR + 4.25%), 03/09/2027 (Callable 05/01/2025)			9,974	9,389
				342,972

Consumer, Cyclical - 2.6%
1011778 BC ULC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 09/23/2030, (0.00% Floor) (Callable 05/01/2025)			759,126	753,230
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 6.54% (1 mo. SOFR US + 2.25%), 04/20/2028, (0.00% Floor) (Callable 05/01/2025)			64,536	63,875
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 03/05/2032, (0.00% Floor) (Callable 05/01/2025)			55,000	54,462
Aramark Services, Inc., Senior Secured First Lien
6.32% (1 mo. SOFR US + 2.00%), 04/06/2028, (0.00% Floor) (Callable 05/01/2025)			30,000	30,047
6.32% (1 mo. SOFR US + 2.00%), 06/24/2030, (0.00% Floor) (Callable 05/01/2025)			135,150	135,276
AS Mileage Plan IP Ltd., Senior Secured First Lien, 6.29% (3 mo. SOFR US + 2.00%), 10/15/2031, (0.00% Floor) (Callable 05/01/2025)			94,700	94,807
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 12/26/2030, (0.50% Floor) (Callable 05/01/2025)			69,501	68,632
Carnival Corp., Senior Secured First Lien
6.32% (1 mo. SOFR US + 2.00%), 08/09/2027, (0.75% Floor) (Callable 05/01/2025)			62,325	62,309
6.32% (1 mo. SOFR US + 2.00%), 10/18/2028, (0.75% Floor) (Callable 05/01/2025)			83,000	83,052
Clarios Global LP, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 01/28/2032, (0.00% Floor) (Callable 05/01/2025)			440,000	434,133
ClubCorp Holdings, Inc., Senior Secured First Lien, 9.82% (3 mo. SOFR US + 5.00%), 09/18/2026, (0.00% Floor)			26,265	26,344
Crown Finance US, Inc., Senior Secured First Lien, 9.57% (1 mo. SOFR US + 5.25%), 12/02/2031, (0.00% Floor) (Callable 05/01/2025)			19,950	19,870
Delta 2 Lux Sarl, Senior Secured First Lien, 6.30% (3 mo. SOFR US + 2.00%), 09/19/2031, (0.50% Floor) (Callable 05/01/2025)			84,785	84,759
Delta 2 Lux Sarl, 7.20% (3 mo. Term SOFR + 2.00%), 09/19/2031 (Callable 05/01/2025)			43,000	42,987
Dexko Global, Inc., Senior Secured First Lien, 8.45% (1 mo. SOFR US + 3.75%), 10/04/2028, (0.50% Floor) (Callable 05/01/2025)			33,003	30,832
EG America LLC, Senior Secured First Lien, 8.56% (3 mo. SOFR US + 4.25%), 02/07/2028, (0.00% Floor) (Callable 05/01/2025)			26,067	26,112
EOC Borrower LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 03/24/2032, (0.00% Floor) (Callable 05/01/2025)			35,000	34,978
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 01/29/2029, (0.50% Floor) (Callable 05/01/2025)			131,380	129,547
GBT US III LLC, Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 07/28/2031, (0.00% Floor) (Callable 05/01/2025)			24,938	24,850
Gloves Buyer, Inc., 8.30% (1 mo. Term SOFR + 4.00%), 01/20/2032 (Callable 05/01/2025)			190,000	183,191
Golden State Foods LLC, Senior Secured First Lien, 8.56% (1 mo. SOFR US + 4.25%), 12/04/2031, (0.00% Floor) (Callable 05/01/2025)			19,901	19,990
Great Outdoors Group LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 01/23/2032, (0.75% Floor) (Callable 05/01/2025)			563,183	562,690
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 11/08/2030, (0.00% Floor) (Callable 05/01/2025)			140,000	140,034
Hunter Douglas, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 01/19/2032, (0.00% Floor) (Callable 05/01/2025)			43,932	42,109
JetBlue Airways Corp., Senior Secured First Lien, 9.05% (1 mo. SOFR US + 4.75%), 08/27/2029, (0.50% Floor) (Callable 05/01/2025)			204,970	199,114
KFC Holding Co., Senior Secured First Lien, 6.30% (1 mo. SOFR US + 1.75%), 03/15/2028, (0.00% Floor) (Callable 05/01/2025)			149,223	149,745
LBM Acquisition LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 06/06/2031, (0.75% Floor) (Callable 05/01/2025)			76,241	70,600
LC Ahab US Bidco LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 05/01/2031, (0.00% Floor)			34,912	34,694
Life Time, Inc., Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 11/05/2031, (0.00% Floor) (Callable 05/01/2025)			29,925	29,891
Ontario Gaming GTA LP, Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 08/01/2030, (0.50% Floor) (Callable 05/01/2025)			30,561	30,148
PetSmart LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 02/14/2028, (0.75% Floor) (Callable 05/01/2025)			62,780	61,930
Sabre GLBL, Inc., Senior Secured First Lien, 8.05% (1 mo. SOFR US + 3.50%), 12/17/2027, (0.50% Floor) (Callable 05/01/2025)			8,903	8,602
10.52% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.00% Floor) (Callable 05/01/2025)			7,862	7,665
Sabre GLBL, Inc., First Lien, 10.42% (1 mo. Term SOFR + 6.00%), 11/15/2029 (Callable 05/01/2025)			18,134	17,802
Solenis Holdings Ltd., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 06/20/2031, (0.50% Floor) (Callable 05/01/2025)			74,625	73,576
SWF Holdings I FLSO T/L A2 (12/24), First Lien, 8.44% (1 mo. Term SOFR + 4.00%), 10/06/2028			10,896	8,995
Tecta America Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/18/2032 (Callable 05/01/2025)			45,000	44,724
Travel + Leisure Co., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 12/14/2029, (0.00% Floor) (Callable 05/01/2025)			259,425	258,857
UFC Holdings LLC, Senior Secured First Lien, 6.58% (3 mo. SOFR US + 2.25%), 11/21/2031, (0.00% Floor) (Callable 05/01/2025)			199,425	199,147
United Airlines, Inc., Senior Secured First Lien, 6.30% (3 mo. SOFR US + 2.00%), 02/24/2031, (0.00% Floor) (Callable 05/01/2025)			177,454	177,295
Verde Purchaser LLC, Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 11/29/2030, (0.00% Floor) (Callable 05/01/2025)			14,962	14,901
Victra Holdings LLC, Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 03/29/2029, (0.00% Floor) (Callable 05/01/2025)			24,688	24,672
WestJet Loyalty LP, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 02/14/2031, (0.00% Floor) (Callable 05/01/2025)			69,300	66,892
White Cap Supply Holdings LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 10/31/2029, (0.00% Floor) (Callable 05/01/2025)			39,900	38,781
				4,666,147

Consumer, Non-cyclical - 1.2%
1261229 BC Ltd., 10.57% (1 mo. Term SOFR + 6.25%), 09/25/2030 (Callable 05/01/2025)			180,000	173,475
ADMI Corp., Senior Secured First Lien, 8.30% (1 mo. SOFR US + 3.75%), 12/23/2027, (0.50% Floor)			49,223	48,915
Allied Universal Holdco LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 05/15/2028, (0.50% Floor) (Callable 05/01/2025)			69,803	69,809
Aspire Bakeries Holdings LLC, Senior Secured First Lien, 8.57% (1 mo. SOFR US + 4.25%), 12/23/2030, (0.00% Floor) (Callable 05/01/2025)			34,824	34,955
Aveanna Healthcare LLC, Senior Secured First Lien, 8.26% (3 mo. SOFR US + 3.75%), 07/17/2028, (0.50% Floor) (Callable 05/01/2025)			95,473	93,862
Bausch + Lomb Corp., Senior Secured First Lien, 7.77% (1 mo. SOFR US + 3.25%), 05/10/2027, (0.50% Floor) (Callable 05/01/2025)			130,904	130,608
CHG Healthcare Services, Inc., Senior Secured First Lien
7.30% (3 mo. SOFR US + 3.00%), 09/29/2028, (0.50% Floor) (Callable 05/01/2025)			248	248
7.31% (3 mo. SOFR US + 3.00%), 09/29/2028, (0.50% Floor) (Callable 05/01/2025)			98,179	98,160
Creative Artists Agency LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 10/01/2031, (0.00% Floor) (Callable 05/01/2025)			4,988	4,979
EAB Global, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 08/16/2028, (0.50% Floor) (Callable 05/01/2025)			29,700	28,846
Gainwell Acquisition Corp., Senior Secured First Lien, 8.50% (3 mo. SOFR US + 4.00%), 10/01/2027, (0.75% Floor) (Callable 05/01/2025)			66,890	62,919
Garda World Security Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/01/2029, (0.00% Floor) (Callable 05/01/2025)			14,246	14,214
Kronos Acquisition Holdings, Inc., Senior Secured First Lien, 8.29% (3 mo. SOFR US + 4.00%), 07/08/2031, (0.00% Floor) (Callable 05/01/2025)			34,151	29,456
LifePoint Health, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 05/19/2031, (0.00% Floor) (Callable 05/01/2025)			72,473	70,449
Medline Borrower LP, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 10/23/2028, (0.50% Floor) (Callable 05/01/2025)			348,487	348,220
Opal LLC, 0.00% (1 mo. Term SOFR + 3.25%), 04/30/2032 (Callable 05/02/2025)			460,000	457,700
Organon & Co., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 05/19/2031, (0.50% Floor) (Callable 05/01/2025)			40,000	39,500
Radiology Partners, Inc., Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.50%, and 1.50% PIK), 01/31/2029, (0.00% Floor)			76,219	73,658
Reynolds Consumer Products LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 03/04/2032, (0.00% Floor) (Callable 05/01/2025)			35,000	35,099
Savor Acquisition, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 02/19/2032, (0.00% Floor) (Callable 05/01/2025)			36,552	36,561
Savor Acquisition, Inc., First Lien, 7.56% (1 mo. Term SOFR + 3.25%), 02/19/2032 (Callable 05/01/2025)			3,448	3,449
Select Medical Corp., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 12/03/2031, (0.00% Floor) (Callable 05/01/2025)			29,925	29,925
Sotera Health Holdings LLC, Senior Secured First Lien, 7.55% (1 mo. SOFR US + 3.25%), 05/30/2031, (0.00% Floor) (Callable 05/01/2025)			79,600	79,550
Team Health Holdings, Inc., Senior Secured First Lien, 9.54% (3 mo. SOFR US + 5.25%), 03/02/2027, (1.00% Floor) (Callable 05/01/2025)			29,827	29,112
United Rentals North America, Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 02/14/2031, (0.00% Floor) (Callable 05/01/2025)			99,049	99,854
Vestis Corp., Senior Secured First Lien, 6.58% (3 mo. SOFR US + 2.25%), 02/24/2031, (0.00% Floor) (Callable 05/01/2025)			29,094	29,030
Wand NewCo 3, Inc., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 01/30/2031, (0.00% Floor) (Callable 05/01/2025)			57,899	57,125
				2,179,678

Energy - 0.2%
Apro LLC, Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 07/09/2031, (0.00% Floor) (Callable 05/01/2025)			44,775	44,691
Hilcorp Energy I LP, Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 02/11/2030, (0.00% Floor) (Callable 05/01/2025)			170,000	169,974
Long Ridge Energy T/L B (2/25), Senior Secured First Lien, 8.82% (1 mo. SOFR US + 4.50%), 02/09/2032			155,000	149,575
WaterBridge Midstream Operating LLC, Senior Secured First Lien, 9.05% (3 mo. SOFR US + 4.75%), 06/27/2029, (0.00% Floor) (Callable 05/01/2025)			14,925	14,831
				379,071

Financial - 0.5%
Acrisure LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor) (Callable 05/01/2025)			92,055	91,644
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 09/19/2031, (0.00% Floor) (Callable 05/01/2025)			98,754	98,260
AmWINS Group, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 01/21/2032, (0.75% Floor) (Callable 05/01/2025)			44,888	44,582
AssuredPartners, Inc., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 02/14/2031, (0.50% Floor) (Callable 05/01/2025)			89,125	89,330
Asurion LLC, Senior Secured First Lien, 8.77% (1 mo. SOFR US + 4.25%), 08/21/2028, (0.00% Floor) (Callable 05/01/2025)			44,433	44,092
BCP VI Summit Holdings LP, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 01/30/2032, (0.00% Floor) (Callable 05/01/2025)			50,000	50,052
BroadStreet Partners, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 06/16/2031, (0.00% Floor) (Callable 05/01/2025)			34,738	34,480
Corpay Technologies Operating Co. LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 04/28/2028, (0.00% Floor) (Callable 05/01/2025)			9,975	9,960
CPI Holdco B LLC, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 05/19/2031, (0.00% Floor) (Callable 05/01/2025)			20,000	19,888
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 9.57% (1 mo. SOFR US + 5.25%), 10/06/2028, (0.00% Floor) (Callable 05/01/2025)			25,000	25,081
Focus Financial Partners LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 09/15/2031, (0.00% Floor) (Callable 05/01/2025)			144,650	143,426
Hightower Holding LLC, Senior Secured First Lien, 7.29% (3 mo. SOFR US + 3.00%), 02/17/2032, (0.00% Floor) (Callable 05/01/2025)			79,600	79,153
OneDigital Borrower LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 07/02/2031, (0.50% Floor) (Callable 05/01/2025)			89,325	88,861
Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 7.31% (3 mo. SOFR US + 3.00%), 02/24/2028, (0.00% Floor) (Callable 05/01/2025)			64,675	64,539
				883,348

Industrial - 1.1%
AECOM, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 10/29/2031, (0.00% Floor) (Callable 05/01/2025)			208,338	209,754
Apple Bidco LLC, Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 09/23/2031, (0.00% Floor)			174,563	173,499
Berry Global, Inc., Senior Secured First Lien, 6.30% (1 mo. SOFR US + 1.75%), 07/02/2029, (0.00% Floor) (Callable 05/01/2025)			253,647	253,879
Brand Industrial Services, Inc., Senior Secured First Lien, 8.79% (3 mo. SOFR US + 4.50%), 08/01/2030, (0.50% Floor) (Callable 05/01/2025)			29,626	28,103
Clean Harbors, Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 10/10/2028, (0.00% Floor) (Callable 05/01/2025)			139,293	140,491
Clydesdale Acquisition (Hilex Poly/Novolex) Delaye, 7.57%, 03/26/2032			3,414	3,399
Clydesdale Acquisition Holdings, Inc., 7.57% (1 mo. Term SOFR + 3.25%), 03/29/2032 (Callable 05/01/2025)			195,656	194,800
Construction Partners, Inc., Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 11/03/2031, (0.00% Floor) (Callable 05/01/2025)			44,888	44,701
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.32% (1 mo. SOFR US + 2.00%), 10/31/2031 (Callable 05/01/2025)			26,453	26,411
6.32% (1 mo. SOFR US + 2.00%), 10/31/2031, (0.00% Floor) (Callable 05/01/2025)			69,373	69,262
Emrld Borrower LP, Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 08/04/2031, (0.00% Floor) (Callable 05/01/2025)			14,925	14,806
GFL ES US LLC, Senior Secured First Lien, 6.82% (3 mo. SOFR US + 2.50%), 03/03/2032, (0.00% Floor) (Callable 05/01/2025)			70,000	69,475
Kaman Corp., First Lien, 7.30% (1 mo. Term SOFR + 2.75%), 02/26/2032 (Callable 05/01/2025)			6,466	6,387
Kaman Corp., Senior Secured First Lien
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032, (0.00% Floor) (Callable 05/01/2025)			34,267	33,853
7.07% (3 mo. SOFR US + 2.75%), 02/26/2032, (0.00% Floor) (Callable 05/01/2025)			34,267	33,853
Madison IAQ (Madison Air) Incremental T/L B (3/25), 7.57%, 03/29/2032			60,000	59,512
Madison Safety & Flow LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 09/26/2031, (0.00% Floor) (Callable 05/01/2025)			24,938	24,875
MX Holdings US, Inc., 6.56% (1 mo. Term SOFR + 2.25%), 02/19/2032 (Callable 05/01/2025)			15,000	14,972
Pretium PKG Holdings, Inc., Senior Secured First Lien, 8.04% (3 mo. SOFR US + 3.75%), 10/02/2028, (1.00% Floor)			22,885	23,121
Quikrete Holdings, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 02/10/2032, (0.00% Floor) (Callable 05/01/2025)			335,000	331,660
Restaurant Technologies, Inc., Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 04/02/2029, (0.50% Floor) (Callable 05/01/2025)			39,516	37,696
Signia Aerospace LLC, Senior Secured First Lien, 7.32% (3 mo. SOFR US + 3.00%), 12/11/2031, (0.00% Floor) (Callable 05/01/2025)			60,000	59,775
Signia Aerospace LLC, First Lien, 7.67% (3 mo. Term SOFR + 3.00%), 12/11/2031 (Callable 05/01/2025)			5,000	4,981
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 8.78% (6 mo. SOFR US + 4.50%), 02/15/2029, (0.00% Floor) (Callable 05/01/2025)			89,325	89,055
TransDigm, Inc., Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 03/22/2030, (0.00% Floor) (Callable 05/01/2025)			29,700	29,687
6.80% (3 mo. SOFR US + 2.50%), 02/28/2031, (0.00% Floor) (Callable 05/01/2025)			74,438	74,112
6.83% (3 mo. SOFR US + 2.50%), 01/20/2032, (0.00% Floor) (Callable 05/01/2025)			49,675	49,475
				2,101,594

Technology - 0.9%
Access CIG LLC, Senior Secured First Lien, 8.54% (3 mo. SOFR US + 4.25%), 08/18/2028, (0.50% Floor) (Callable 05/01/2025)			30,606	30,653
Applied Systems, Inc., Senior Secured Second Lien, 8.83% (3 mo. SOFR US + 4.50%), 02/23/2032, (0.00% Floor)			9,556	9,786
Ascend Learning LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 12/11/2028, (0.00% Floor) (Callable 05/01/2025)			94,580	93,566
AthenaHealth Group, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/15/2029, (0.50% Floor)			65,617	64,961
BMC Software, Inc., Senior Secured First Lien, 7.29% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor) (Callable 05/01/2025)			110,000	108,241
Boxer Parent Co., Inc., Senior Secured Second Lien, 10.04% (3 mo. SOFR US + 5.75%), 07/30/2032, (0.00% Floor) (Callable 05/01/2025)			19,012	18,394
CACI International, Inc., Senior Secured First Lien
6.07% (1 mo. SOFR US + 1.75%), 10/30/2031, (0.00% Floor) (Callable 05/01/2025)			242,667	242,213
6.07% (1 mo. SOFR US + 1.75%), 10/30/2031, (0.00% Floor) (Callable 05/01/2025)			16,683	16,652
Central Parent, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 07/06/2029, (0.00% Floor) (Callable 05/01/2025)			9,975	8,591
Clearwater Analytics LLC, 6.56% (1 mo. Term SOFR + 2.25%), 04/14/2032 (Callable 05/01/2025)			170,000	169,575
Cloud Software Group, Inc., Senior Secured First Lien, 8.05% (1 mo. SOFR US + 3.75%), 03/24/2031, (0.50% Floor) (Callable 05/01/2025)			550	546
Cloud Software Group, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 03/24/2031, (0.50% Floor) (Callable 05/01/2025)			218,800	216,964
CommScope T/L (12/24), Senior Secured First Lien, 9.57% (1 mo. SOFR US + 5.25%), 12/17/2029, (2.00% Floor)			27,530	27,455
Cotiviti, Inc., 7.07% (1 mo. Term SOFR + 2.75%), 03/29/2032 (Callable 05/01/2025)			45,000	44,044
Cotiviti, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 04/30/2031, (0.00% Floor) (Callable 05/01/2025)			49,128	48,145
Dcert Buyer, Inc., First Lien, 8.32% (1 mo. Term SOFR + 4.00%), 10/16/2026 (Callable 05/01/2025)			0	0(j)
Kaseya, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 03/22/2032, (0.00% Floor) (Callable 05/01/2025)			185,000	184,654
McAfee Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor) (Callable 05/01/2025)			38,883	37,211
Mitchell International, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 06/17/2031, (0.50% Floor) (Callable 05/01/2025)			62,764	62,106
Mitchell International, Inc., Senior Secured Second Lien, 9.57% (1 mo. SOFR US + 5.25%), 06/17/2032, (0.00% Floor) (Callable 05/01/2025)			30,000	29,287
Peraton Corp., Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 02/01/2028, (0.75% Floor) (Callable 05/01/2025)			24,868	22,189
PointClickCare Technologies, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 11/03/2031, (0.00% Floor) (Callable 05/01/2025)			54,863	54,794
Polaris Newco LLC, Senior Secured First Lien, 8.42% (3 mo. SOFR US + 3.75%), 06/05/2028, (0.50% Floor) (Callable 05/01/2025)			29,769	28,567
RealPage, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 04/24/2028, (0.50% Floor) (Callable 05/01/2025)			20,000	20,037
Zelis Payments Buyer, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor) (Callable 05/01/2025)			44,888	44,831
				1,583,462

Utilities - 0.1%
Cogentrix Finance Holdco I LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 02/26/2032, (0.00% Floor) (Callable 05/01/2025)			15,000	14,963
Lightning Power LLC, Senior Secured First Lien, 6.55% (3 mo. SOFR US + 2.25%), 08/18/2031, (0.00% Floor) (Callable 05/01/2025)			39,800	39,628
NRG Energy, Inc., Senior Secured First Lien, 6.04% (3 mo. SOFR US + 1.75%), 04/16/2031, (0.00% Floor) (Callable 05/01/2025)			198,907	198,783
				253,374
TOTAL BANK LOANS (Cost $12,757,015)				12,666,897

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 5.5%			Par	Value
Abu Dhabi Government International Bond, 3.88%, 04/16/2050 (a)			200,000	156,679
Airservices Australia
5.40%, 11/15/2028 (Callable 08/15/2028)		AUD	240,000	154,571
2.20%, 05/15/2030		AUD	210,000	116,660
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/2026 (d)		BRL	5,978,000	941,768
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/2050		BRL	213,000	142,500
Bundesrepublik Deutschland Bundesanleihe
0.00%, 02/15/2031 (d)		EUR	95,000	89,604
2.20%, 02/15/2034		EUR	165,000	171,969
0.00%, 05/15/2035 (d)		EUR	55,000	45,107
Canadian Government Bond
4.50%, 02/01/2026		CAD	25,000	17,653
3.50%, 09/01/2029		CAD	125,000	90,033
0.50%, 12/01/2030		CAD	70,000	43,070
China Government Bond, 2.69%, 08/12/2026		CNY	680,000	95,269
Colombia Government International Bond, 4.13%, 05/15/2051 (Callable 11/15/2050)			200,000	112,750
CPPIB Capital, Inc., 2.25%, 12/01/2031 (a)		CAD	145,000	95,179
Finland Government Bond, 3.00%, 09/15/2033 (a)		EUR	150,000	162,147
Indonesia Government International Bond, 3.05%, 03/12/2051			200,000	129,003
Indonesia Treasury Bond
8.38%, 09/15/2026		IDR	1,606,000,000	99,269
5.13%, 04/15/2027		IDR	1,385,000,000	81,360
6.38%, 08/15/2028		IDR	5,164,000,000	309,092
9.00%, 03/15/2029		IDR	514,000,000	33,289
6.50%, 07/15/2030		IDR	2,823,000,000	168,255
6.50%, 02/15/2031		IDR	5,458,000,000	323,492
8.75%, 05/15/2031		IDR	2,438,000,000	160,031
6.38%, 04/15/2032		IDR	5,326,000,000	311,134
6.63%, 05/15/2033		IDR	1,779,000,000	104,377
6.63%, 02/15/2034		IDR	1,680,000,000	98,446
7.50%, 06/15/2035		IDR	1,015,000,000	62,769
Japan Government Twenty Year Bond, 2.10%, 12/20/2025		JPY	93,900,000	632,947
Mexican Udibonos, 2.75%, 11/27/2031		MXN	12,958,247	559,119
Morocco Government International Bond, 3.00%, 12/15/2032			200,000	165,250
New South Wales Treasury Corp.
2.00%, 03/08/2033		AUD	175,000	89,235
4.75%, 09/20/2035		AUD	295,000	178,711
2.25%, 05/07/2041		AUD	205,000	84,229
New Zealand Government Bond
4.25%, 05/15/2034		NZD	725,000	403,463
4.50%, 05/15/2035		NZD	445,000	250,519
4.25%, 05/15/2036		NZD	118,000	64,470
New Zealand Local Government Funding Agency Bond
2.25%, 05/15/2031		NZD	320,000	160,249
3.50%, 04/14/2033		NZD	132,000	68,526
Norway Government Bond
1.25%, 09/17/2031 (a)		NOK	1,050,000	84,158
2.13%, 05/18/2032 (a)		NOK	3,335,000	279,361
3.75%, 06/12/2035 (a)		NOK	1,315,000	121,532
Paraguay Government International Bond, 4.70%, 03/27/2027			143,000	141,391
Peruvian Government International Bond, 3.00%, 01/15/2034 (Callable 10/15/2033)			50,000	41,405
Philippine Government Bond
2.63%, 08/12/2025		PHP	12,980,000	224,307
3.63%, 09/09/2025		PHP	3,810,000	65,977
6.13%, 08/22/2028		PHP	9,480,000	167,330
6.25%, 02/28/2029		PHP	9,700,000	171,950
6.50%, 05/19/2029		PHP	8,780,000	157,030
6.75%, 09/15/2032		PHP	9,250,000	168,690
8.00%, 09/30/2035		PHP	3,300,000	65,313
Province of Quebec Canada, 4.50%, 09/08/2033			153,000	152,098
Queensland Treasury Corp.
4.50%, 08/22/2035 (a)		AUD	355,000	209,542
5.25%, 07/21/2036 (a)		AUD	385,000	239,327
2.25%, 11/20/2041 (a)		AUD	200,000	79,926
Singapore Government Bond, 3.38%, 09/01/2033		SGD	215,000	168,609
South Australian Government Financing Authority, 1.75%, 05/24/2034		AUD	265,000	125,913
Treasury Corp. of Victoria
2.25%, 11/20/2034		AUD	150,000	73,128
5.00%, 11/20/2040		AUD	140,000	81,790
United Kingdom Gilt
4.13%, 07/22/2029		GBP	90,000	115,840
3.25%, 01/31/2033		GBP	145,000	171,927
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $10,700,131)				10,078,738

COLLATERALIZED LOAN OBLIGATIONS - 4.4%			Par	Value
AB BSL CLO Ltd., Series 2023-4A, Class BR, 0.00% (3 mo. Term SOFR + 1.90%), 04/20/2038, (1.90% Floor) (a)(c)			250,000	250,000
Arbor Realty Trust, Inc., Series 2021-FL4, Class D, 7.33% (1 mo. Term SOFR + 3.01%), 11/15/2036, (3.01% Floor) (Callable 04/15/2025) (a)			275,000	273,470
Bain Capital Credit CLO
Series 2022-6A, Class CR, 6.29% (3 mo. Term SOFR + 2.00%), 01/22/2038, (2.00% Floor) (Callable 01/22/2027) (a)			500,000	500,668
Series 2024-4A, Class C, 6.77% (3 mo. Term SOFR + 1.90%), 10/23/2037, (1.90% Floor) (Callable 10/23/2026) (a)			250,000	250,262
BDS Ltd.
Series 2021-FL10, Class A, 5.78% (1 mo. Term SOFR + 1.46%), 12/16/2036, (1.46% Floor) (Callable 04/16/2025) (a)			58,922	58,899
Series 2021-FL9, Class D, 6.68% (1 mo. Term SOFR + 2.36%), 11/16/2038, (2.25% Floor) (Callable 04/16/2025) (a)			100,000	98,461
BlueMountain CLO Ltd., Series 2021-28A, Class C, 6.56% (3 mo. Term SOFR + 2.26%), 04/15/2034, (2.00% Floor) (Callable 04/15/2025) (a)			250,000	248,366
CBAM Ltd., Series 2017-1A, Class CR2, 6.48% (3 mo. Term SOFR + 2.10%), 01/20/2038, (2.10% Floor) (Callable 01/20/2027) (a)			250,000	250,125
Cent CLO, Series 2018-27A, Class DR, 8.39% (3 mo. Term SOFR + 4.09%), 01/25/2035, (3.83% Floor) (Callable 04/25/2025) (a)			500,000	500,657
CIFC Funding Ltd., Series 2015-4A, Class BR2, 6.45% (3 mo. Term SOFR + 2.16%), 04/20/2034, (2.16% Floor) (Callable 04/20/2025) (a)			250,000	250,081
Empower CLO Ltd., Series 2024-2A, Class C, 6.40% (3 mo. Term SOFR + 2.10%), 07/15/2037, (2.10% Floor) (Callable 07/15/2026) (a)			500,000	500,486
FS RIALTO
Series 2021-FL3, Class D, 6.93% (1 mo. Term SOFR + 2.61%), 11/16/2036, (2.61% Floor) (Callable 04/16/2025) (a)			100,000	98,638
Series 2022-FL4, Class AS, 6.74% (30 day avg SOFR US + 2.40%), 01/19/2039, (2.40% Floor) (Callable 04/17/2025) (a)			100,000	99,392
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class D, 6.63% (1 mo. Term SOFR + 2.31%), 07/15/2039, (2.20% Floor) (Callable 04/15/2025) (a)			100,000	97,845
HIG RCP LLC, Series 2023-FL1, Class B, 7.93% (1 mo. Term SOFR + 3.61%), 09/19/2038, (3.61% Floor) (Callable 08/19/2026) (a)			100,000	100,952
Katayma CLO Ltd., Series 2024-2A, Class D, 8.79% (3 mo. Term SOFR + 4.50%), 04/20/2037, (4.50% Floor) (Callable 04/20/2026) (a)			430,000	438,059
LCM LP, Series 24A, Class CR, 6.45% (3 mo. Term SOFR + 2.16%), 03/20/2030, (0.00% Floor) (Callable 04/20/2025) (a)			250,000	250,424
LoanCore, Series 2022-CRE7, Class C, 6.85% (30 day avg SOFR US + 2.50%), 01/17/2037, (2.50% Floor) (Callable 04/17/2025) (a)			100,000	99,297
Lument Finance Trust, Inc., Series 2021-FL1, Class B, 6.18% (1 mo. Term SOFR + 1.86%), 06/15/2039, (1.86% Floor) (Callable 04/15/2025) (a)			100,000	99,737
Madison Park Funding Ltd., Series 2016-21A, Class BRR, 6.76% (3 mo. Term SOFR + 2.46%), 10/15/2032, (2.46% Floor) (Callable 04/15/2025) (a)			250,000	250,310
Neuberger Berman CLO Ltd.
Series 2021-40A, Class C, 6.32% (3 mo. Term SOFR + 2.01%), 04/16/2033, (1.75% Floor) (Callable 04/16/2025) (a)			250,000	250,043
Series 2021-44A, Class DR, 6.95% (3 mo. Term SOFR + 2.65%), 10/16/2035, (2.65% Floor) (a)			500,000	491,878
Octagon Investment Partners Ltd., Series 2012-1A, Class CRR, 8.46% (3 mo. Term SOFR + 4.16%), 07/15/2029, (3.90% Floor) (Callable 04/15/2025) (a)			500,000	500,536
Palmer Square Loan Funding Ltd., Series 2022-2A, Class B, 6.50% (3 mo. Term SOFR + 2.20%), 10/15/2030, (2.20% Floor) (Callable 04/15/2025) (a)			800,000	801,017
Storm King Park CLO Ltd., Series 2022-1A, Class AR, 5.66% (3 mo. Term SOFR + 1.36%), 10/15/2037, (1.36% Floor) (Callable 10/15/2026) (a)			500,000	501,459
TCI-Flatiron CLO Ltd., Series 2018-1A, Class CR, 6.31% (3 mo. Term SOFR + 2.01%), 01/29/2032, (1.75% Floor) (Callable 04/29/2025) (a)			250,000	250,160
TCW CLO Ltd., Series 2023-1A, Class C, 7.80% (3 mo. Term SOFR + 3.50%), 04/28/2036, (3.50% Floor) (Callable 04/28/2025) (a)			400,000	400,032
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.47% (1 mo. Term SOFR + 2.15%), 02/15/2039, (2.15% Floor) (Callable 04/15/2025) (a)			100,000	99,859
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,005,975)				8,011,113

MORTGAGE-BACKED SECURITIES - 3.2%			Par	Value
BX Trust
Series 2021-ACNT, Class C, 5.93% (1 mo. Term SOFR + 1.61%), 11/15/2038, (1.50% Floor) (a)			85,730	85,382
Series 2022-PSB, Class C, 8.02% (1 mo. Term SOFR + 3.70%), 08/15/2039, (3.70% Floor) (a)			91,000	90,574
Series 2025-VLT6, Class C, 6.51% (1 mo. Term SOFR + 2.19%), 03/15/2042, (2.19% Floor) (a)			300,000	297,845
DBGS Mortgage Trust, Series 2021-W52, Class A, 5.83% (1 mo. Term SOFR + 1.51%), 10/15/2036, (1.40% Floor) (a)			100,000	99,223
Federal Home Loan Mortgage Corp.
Pool QX2709, 6.00%, 01/01/2055			279,923	285,380
Pool RJ2751, 6.00%, 11/01/2054			159,097	162,666
Pool RJ3275, 5.50%, 02/01/2055			222,624	224,687
Pool RJ3503, 6.00%, 02/01/2055			190,573	196,232
Pool SD6621, 6.00%, 10/01/2054			144,350	148,851
Federal National Mortgage Association
Pool CB7984, 5.50%, 02/01/2054			165,230	165,625
Pool CB8140, 5.50%, 03/01/2054			251,804	253,823
Pool CB8331, 5.50%, 04/01/2054			467,288	468,260
Pool CB9324, 5.50%, 10/01/2054			317,101	319,643
Pool CB9326, 5.50%, 10/01/2054			173,423	174,217
Pool CB9484, 5.50%, 11/01/2054			206,085	207,995
Pool CB9672, 5.50%, 12/01/2054			334,432	338,158
Pool CB9734, 5.50%, 01/01/2055			199,578	199,931
Pool CB9793, 5.50%, 01/01/2055			246,888	249,639
Pool CB9794, 5.50%, 01/01/2055			253,589	256,177
Pool CB9812, 6.00%, 01/01/2055			191,394	197,078
Ginnie Mae II Pool
Pool MA8099, 3.50%, 06/20/2052			195,058	180,035
Pool MA8200, 4.00%, 08/20/2052			79,612	74,932
Pool MA8268, 4.50%, 09/20/2052			66,556	64,222
Pool MA8346, 4.00%, 10/20/2052			93,838	87,995
Pool MA8426, 4.00%, 11/20/2052			94,452	88,570
GS Mortgage Securities Corp. II, Series 2021-DM, Class D, 6.72% (1 mo. Term SOFR + 2.40%), 11/15/2036, (2.29% Floor) (a)			100,000	98,209
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 6.05% (1 mo. Term SOFR + 1.75%), 03/15/2042, (1.75% Floor) (a)			115,000	114,138
KREST Commercial Mortgage Securities Trust, Series 2025-AIP4, Class C, 6.17% (1 mo. Term SOFR + 1.85%), 03/15/2042, (1.85% Floor) (a)			300,000	297,753
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.86% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor) (a)			300,000	299,250
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 5.53% (1 mo. Term SOFR + 1.21%), 02/15/2042, (1.21% Floor) (a)			100,000	98,756
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,807,677)				5,825,246

AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.8%			Shares	Value
Voya VACS Series EMHCD Fund			179,043	1,813,706
Voya VACS Series HYB Fund			326,014	3,325,344
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $5,739,876)				5,139,050

FOREIGN GOVERNMENT AGENCY ISSUES - 1.4%			Par	Value
CDP Financial, Inc., 4.20%, 12/02/2030		CAD	100,000	73,514
City of Oslo Norway, 3.99%, 06/11/2029		NOK	2,000,000	185,957
Export-Import Bank of India, 3.88%, 02/01/2028 (a)			200,000	195,134
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/2030 (a)			200,000	184,939
Norway Government Bond, 3.00%, 08/15/2033 (a)		NOK	1,525,000	134,065
NOTA DO TESOURO NACIONAL (PRICES NEAR 1000), 10.00%, 01/01/2027		BRL	6,090,000	992,817
Province of British Columbia Canada, 4.20%, 07/06/2033			145,000	141,421
Province of Ontario Canada
1.35%, 12/02/2030		CAD	395,000	250,914
3.45%, 06/02/2045		CAD	210,000	131,230
Republic of Austria Government Bond, 2.90%, 02/20/2033 (a)		EUR	50,000	53,919
Treasury Corp. of Victoria, 4.75%, 09/15/2036		AUD	450,000	266,891
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,787,067)				2,610,801

CONVERTIBLE BONDS - 0.9%			Par	Value
Communications - 0.2%
Liberty Media Corp., 2.38%, 09/30/2053 (Callable 09/30/2028) (a)			85,000	116,307
Uber Technologies, Inc., 0.88%, 12/01/2028			142,000	173,061
				289,368

Consumer, Cyclical - 0.3%
Air Canada, 4.00%, 07/01/2025			100,000	98,309
American Airlines Group, Inc., 6.50%, 07/01/2025			205,000	203,920
Burlington Stores, Inc., 1.25%, 12/15/2027			110,000	145,210
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027			135,000	125,056
				572,495

Utilities - 0.4%
American Water Capital Corp., 3.63%, 06/15/2026			170,000	172,955
CenterPoint Energy, Inc., 4.25%, 08/15/2026			210,000	227,921
Southern Co., 4.50%, 06/15/2027 (a)			155,000	171,642
TXNM Energy, Inc., 5.75%, 06/01/2054 (a)			105,000	130,740
				703,258
TOTAL CONVERTIBLE BONDS (Cost $1,450,837)				1,565,121

CONVERTIBLE PREFERRED STOCKS - 0.4%			Shares	Value
Industrial - 0.1%
Boeing Co., 6.00%, 10/15/2027			3,650	218,379

Technology - 0.1%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027			2,750	131,285

Utilities - 0.2%
NextEra Energy, Inc., 7.23%, 11/01/2027			8,650	394,008
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $717,124)				743,672

PURCHASED OPTIONS - 0.1%(k)	Notional Amount		Contracts	Value
Call Options - 0.0%(l)				$–
10-Year Forward Interest Rate Swap, Counterparty: Barclays Capital, Inc., Pay Fixed; Expiration: 11/27/2034; Exercise Rate: 2.36%	$678,000		678,000	12,577
10-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Pay Fixed; Expiration: 08/14/2034; Exercise Rate: 2.38%	641,560		641,560	12,007
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Pay Floating; Expiration: 06/14/2027; Exercise Rate: 0.00%	775,000		775,000	25,401
USD/CNH, Counterparty: J.P. Morgan Securities, Inc., Expiration: 11/04/2025; Exercise Price: $7.40	$650,000		650,000	4,189
Total Call Options				54,174

Put Options - 0.1%				$–
10-Year Forward Interest Rate Swap, Counterparty: Morgan Stanley, Receive 6 mo. EURIBOR; Expiration: 12/15/2025; Exercise Rate: 3.00%	604,000		604,000	8,516
10-Year Forward Interest Rate Swap, Counterparty: Goldman Sachs, Receive 6 mo. EURIBOR; Expiration: 12/15/2025; Exercise Rate: 3.00%	453,000		453,000	6,387
20-Year Forward Interest Rate Swap, Counterparty: Goldman Sachs, Receive 6 mo. EURIBOR; Expiration: 02/12/2035; Exercise Rate: 2.10%	327,000		327,000	45,767
20-Year Forward Interest Rate Swap, Counterparty: Morgan Stanley, Receive 6 mo. EURIBOR; Expiration: 02/12/2035; Exercise Rate: 2.10%	327,000		327,000	45,767
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Receive Floating; Expiration: 05/25/2027; Exercise Rate: 0.00%	2,436,500		2,436,500	69,943
USD/JPY, Counterparty: Nomura Securities International, Inc., Expiration: 08/21/2025; Exercise Price: $135.00	36,000		36,000	160
Total Put Options				176,540
TOTAL PURCHASED OPTIONS (Cost $11,196)				230,714

PREFERRED STOCKS - 0.1%			Shares	Value
Financial - 0.1%
Bank of Hawaii Corp., 8.00%, Perpetual			5,875	150,987
TOTAL PREFERRED STOCKS (Cost $146,875)				150,987

SHORT-TERM INVESTMENTS - 2.6%				Value
U.S. Treasury Bills - 2.6%			Par
4.22%, 07/31/2025 (m)			4,800,000	4,732,482
TOTAL SHORT-TERM INVESTMENTS (Cost $4,732,918)				4,732,482

TOTAL INVESTMENTS - 99.0% (Cost $189,137,095)				180,835,690
Money Market Deposit Account - 1.8% (n)(o)				3,354,342
Liabilities in Excess of Other Assets - (0.8)%				(1,582,878)
TOTAL NET ASSETS - 100.0%				$182,607,154
two				–%
Percentages are stated as a percent of net assets.				–%

Par amount is in USD unless otherwise indicated.

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
SGD - Singapore Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $70,587,142 or 38.7% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of March 31, 2025. The fair value of these securities was $670,767.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $526,423 or 0.3% of net assets as of March 31, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(h)	Interest only security.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Rounds to zero.
(k)	Non-income producing security.
(l)	Represents less than 0.05% of net assets.
(m)	The rate shown is the annualized effective yield as of March 31, 2025.
(n)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.24%.

(o)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of March 31, 2025 is $684,285 which represented 0.4% of net assets.

Wilshire Income Opportunities Fund
Schedule of Written Options
March 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
USD/CNH, Counterparty: J.P. Morgan Securities, Inc.; Expiration: 11/04/2025; Exercise Price: $7.65	$(650,000)	(650,000)	$(1,737)
USD/TRY, Counterparty: Deutsche Bank; Expiration: 11/07/2025; Exercise Price: $47.00	(355,000)	(355,000)	(30,930)
Total Call Options			(32,667)

Put Options - (0.1)%
10-Year Forward Interest Rate Swap Counterparty: Morgan Stanley;
Pay 6 mo. EURIBOR; Expiration: 12/15/2025; Exercise Rate: 3.25%	(604,000)	(604,000)	(5,088)
Pay 6 mo. EURIBOR; Expiration: 12/15/2025; Exercise Rate: 3.50%	(604,000)	(604,000)	(3,000)
10-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Pay SOFR; Expiration: 08/14/2034; Exercise Rate: 5.54%	(641,560)	(641,560)	(22,444)
10-Year Forward Interest Rate Swap Counterparty: UBS AG;
Pay 6 mo. EURIBOR; Expiration: 12/15/2025; Exercise Rate: 3.50%	(453,000)	(453,000)	(2,250)
Pay 6 mo. EURIBOR; Expiration: 12/15/2025; Exercise Rate: 3.25%	(453,000)	(453,000)	(3,816)
10-Year Forward Interest Rate Swap, Counterparty: Barclays Capital, Inc., Pay SOFR; Expiration: 11/27/2034; Exercise Rate: 5.36%	(678,000)	(678,000)	(25,487)
5-Year Forward Interest Rate Swap, Counterparty: Goldman Sachs, Pay 6 mo. EURIBOR; Expiration: 02/12/2030; Exercise Rate: 3.00%	(982,000)	(982,000)	(28,810)
5-Year Forward Interest Rate Swap, Counterparty: Morgan Stanley, Pay 6 mo. EURIBOR; Expiration: 02/12/2030; Exercise Rate: 3.00%	(982,000)	(982,000)	(28,810)
CDX NA HY Series 43, Counterparty: Goldman Sachs, Pay Floating; Expiration: 05/21/2025; Exercise Rate: 104.00%	(1,134,000)	(1,134,000)	(16,949)
USD/TRY, Counterparty: Deutsche Bank; Expiration: 05/29/2025; Exercise Price: $38.50	(355,000)	(355,000)	(2,160)
Total Put Options			(138,814)
TOTAL WRITTEN OPTIONS (Premiums received $49,140)			$(171,481)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

Wilshire Income Opportunities Fund
Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Euro-Bund	7	06/06/2025	$975,130	$(15,749)
U.S. Treasury 2 Year Notes	239	06/30/2025	49,514,078	211,986
U.S. Treasury 5 Year Note	234	06/30/2025	25,308,563	292,832
U.S. Treasury Long Bonds	58	06/18/2025	6,802,313	107,501
U.S. Treasury Ultra Bonds	4	06/18/2025	489,000	10,559
				$607,129
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(70)	06/18/2025	$7,988,750	$(130,820)
Canadian 10 Year Government Bonds	(6)	06/19/2025	517,633	(4,051)
Euro-BTP Italian Government Bonds	(9)	06/06/2025	1,143,673	19,211
U.S. Treasury 10 Year Notes	(73)	06/18/2025	8,118,969	(100,370)
U.S. Treasury Long Bonds	(28)	06/18/2025	3,283,875	(33,080)
U.S. Treasury Ultra Bonds	(9)	06/18/2025	1,100,250	(5,317)
				$(254,427)
Net Unrealized Appreciation (Depreciation)				$352,702

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	04/25/2025	USD	157,357	BRL	910,799	$(1,522)
Bank of America	04/03/2025	USD	45,940	TRY	2,127,000	(9,862)
Barclays Capital, Inc.	04/23/2025	EUR	1,215,000	PLN	5,097,411	357
Barclays Capital, Inc.	04/23/2025	EUR	282,500	USD	306,657	(812)
Barclays Capital, Inc.	04/23/2025	JPY	42,234,036	USD	281,875	430
Barclays Capital, Inc.	04/23/2025	NOK	3,219,654	EUR	281,875	867
Barclays Capital, Inc.	04/23/2025	PLN	5,097,411	EUR	1,215,974	(1,411)
Barclays Capital, Inc.	05/16/2025	USD	1,456	EUR	1,327	17
Barclays Capital, Inc.	06/18/2025	USD	2,509,585	EUR	2,284,228	28,542
Barclays Capital, Inc.	04/23/2025	USD	847,500	JPY	126,238,812	3,682
BNP Paribas Securities Corp.	04/25/2025	BRL	687,600	USD	117,010	2,934
BNP Paribas Securities Corp.	04/25/2025	CLP	319,299,039	USD	339,982	(3,743)
BNP Paribas Securities Corp.	04/25/2025	MXN	1,715,075	USD	83,260	261
BNP Paribas Securities Corp.	06/18/2025	SGD	26,376	USD	19,865	(151)
BNP Paribas Securities Corp.	04/25/2025	USD	99,226	BRL	574,272	(950)
Brown Brothers Harriman Investments LLC	05/16/2025	EUR	3,000	USD	3,270	(18)
Citibank Global Markets, Inc.	06/18/2025	EUR	225,074	NOK	2,626,996	(5,225)
Citibank Global Markets, Inc.	04/25/2025	USD	120,278	BRL	702,160	(2,207)
Citibank Global Markets, Inc.	06/18/2025	USD	916,371	MXN	18,871,288	3,955
Citibank Global Markets, Inc.	06/18/2025	USD	3,767,411	SGD	4,988,580	38,948
Deutsche Bank	11/10/2025	USD	125,418	TRY	5,914,715	3,019
Goldman Sachs	04/23/2025	NOK	3,214,035	EUR	281,875	333
Goldman Sachs	04/03/2025	TRY	2,127,000	USD	45,890	9,911
Goldman Sachs	11/10/2025	TRY	5,907,190	USD	125,418	(3,175)
Goldman Sachs	04/25/2025	USD	123,475	BRL	722,359	(2,533)
Goldman Sachs	01/05/2026	USD	960,398	BRL	5,978,000	(16,906)
Goldman Sachs	04/25/2025	USD	181,505	CLP	171,801,947	588
Goldman Sachs	04/25/2025	USD	700,968	MXN	14,138,902	12,430
HSBC Bank	04/23/2025	EUR	282,500	USD	306,117	(272)
HSBC Bank	04/23/2025	JPY	84,549,816	USD	563,750	1,406
HSBC Bank	06/18/2025	USD	647,329	NZD	1,132,174	3,267
J.P. Morgan Securities, Inc.	06/18/2025	JPY	31,612,223	USD	215,463	(2,813)
J.P. Morgan Securities, Inc.	04/23/2025	NOK	6,413,849	EUR	563,750	(687)
J.P. Morgan Securities, Inc.	06/18/2025	NOK	115,000	USD	10,918	12
J.P. Morgan Securities, Inc.	06/18/2025	USD	2,323,074	EUR	2,114,962	25,881
J.P. Morgan Securities, Inc.	06/18/2025	USD	793,244	GBP	612,889	1,603
Morgan Stanley	04/25/2025	BRL	965,977	USD	167,550	955
Morgan Stanley	06/18/2025	EUR	103,785	USD	113,763	(1,036)
Morgan Stanley	04/25/2025	MXN	2,301,935	USD	112,701	(601)
Morgan Stanley	06/18/2025	USD	1,135,601	AUD	1,803,899	7,689
Morgan Stanley	06/18/2025	USD	1,317,393	CAD	1,898,200	(6,911)
Morgan Stanley	04/25/2025	USD	157,237	CLP	146,371,504	3,100
Morgan Stanley	04/23/2025	USD	1,317,527	EUR	1,206,250	11,597
Morgan Stanley	04/25/2025	USD	1,358	ZAR	25,653	(38)
Royal Bank of Canada Investment Management (USA) Ltd.	04/23/2025	EUR	845,625	NOK	9,661,880	(2,877)
Royal Bank of Canada Investment Management (USA) Ltd.	04/23/2025	MXN	17,047,880	CAD	1,210,000	(11,348)
Royal Bank of Canada Investment Management (USA) Ltd.	04/23/2025	NOK	3,211,148	EUR	281,875	58
Royal Bank of Canada Investment Management (USA) Ltd.	06/18/2025	USD	645,396	JPY	94,204,579	11,698
Royal Bank of Canada Investment Management (USA) Ltd.	04/23/2025	USD	663,018	NOK	7,015,399	(3,810)
Royal Bank of Canada Investment Management (USA) Ltd.	06/18/2025	USD	826,850	NOK	8,820,723	(11,547)
Standard Chartered Securities N.A.	04/25/2025	MXN	1,122,786	USD	56,242	(1,565)
State Street Bank & Trust Co.	04/23/2025	JPY	258,130,808	USD	1,731,875	(6,451)
State Street Bank & Trust Co.	04/25/2025	MXN	1,701,427	USD	84,597	(1,741)
State Street Bank & Trust Co.	04/25/2025	USD	198,066	MXN	4,049,377	869
UBS AG	04/23/2025	EUR	845,625	NOK	9,604,511	2,576
UBS AG	06/18/2025	JPY	58,484,275	USD	394,255	(841)
UBS AG	04/23/2025	NOK	16,627,152	EUR	1,450,625	9,946
UBS AG	04/23/2025	USD	565,000	JPY	84,208,956	2,122
Wells Fargo	04/25/2025	BRL	1,046,086	USD	176,459	6,020
Wells Fargo	04/25/2025	MXN	3,406,385	USD	169,922	(4,038)
Wells Fargo	04/25/2025	USD	90,446	BRL	524,088	(976)
Wells Fargo	04/25/2025	USD	169,194	MXN	3,413,536	2,961
Net Unrealized Appreciation (Depreciation)						$91,967

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SGD - Singapore Dollar
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand

Wilshire Income Opportunities Fund
Schedule of Centrally Cleared Interest Rate Swap Contracts
March 31, 2025 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Receive	SOFR	3.84%	Monthly	08/16/2044		$256,600	$0	$4,468	$4,468
Receive	SOFR	3.86%	Monthly	11/29/2044		325,000	0	5,211	5,211
Pay	Brazil Cetip DI Interbank Deposit Overnight Rate	14.13%	At Maturity	01/03/2028	BRL	$3,560,239	$(183)	$(7,109)	$(7,292)
Pay	Colombia IBR Overnight Nominal Interbank Reference	8.39%	Quarterly	02/03/2030	COP	1,142,283,000	0	(2,627)	(2,627)
Pay	Colombia IBR Overnight Nominal Interbank Reference	8.37%	Quarterly	02/04/2030	COP	1,142,283,000	0	(2,843)	(2,843)
Total Interest Rate Swaps							$(183)	$(2,900)	$(3,083)

The swaps are centrally cleared. Morgan Stanley is the counterparty for the swaps in the Fund.

SOFR - Secured Overnight Borrowing Rate

BRL - Brazilian Real
MXN - Mexican Peso

Wilshire Income Opportunities Fund
Schedule of Credit Default Swap Contracts
March 31, 2025 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Buy Protection:
CDX EM Series 43 (Buy Protection)	(1.00)%	Quarterly	06/20/2030	1,900,000	72,288	66,291	5,997
Sell Protection:	0.000%				$72,288	$66,921	$5,997

* Centrally cleared swap.

Wilshire Income Opportunities Fund
Schedule of Over the Counter Volatility Swap Contracts
March 31, 2025 (Unaudited)

Reference Entity	Strike	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
12-Month USD/MXN Volatility	14.20%	Goldman Sachs	01/20/2026	Quarterly	$(4,000)	$139
12-Month USD/MXN Volatility	14.50%	Morgan Stanley	02/04/2026	Quarterly	(2,000)	66
6-Month USD/MXN Volatility	13.50%	Morgan Stanley	06/12/2025	Quarterly	(4,000)	25
EUR/USD Volatility	8.40%	Morgan Stanley	02/10/2026	Quarterly	(1,044,000)	11,936
USD/INR Volatility	4.33%	BNP Paribas Securities Corp.	02/10/2026	Quarterly	(1,044,000)	(6,146)
Net Unrealized Appreciation (Depreciation)						$6,020

There are no upfront payments or receipts associated with volatility swaps in the Fund as of March 31, 2025.

EUR - Euro
INR – Indian Rupee
MXN – Mexican Peso

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Wilshire Income Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	152,795	57,116,306	5,296	57,274,397
Collateralized Mortgage Obligations	–	42,468,616	–	42,468,616
U.S. Treasury Securities	–	15,273,352	–	15,273,352
Asset-Backed Securities	723,467	13,069,910	271,127	14,064,504
Bank Loans	–	12,666,897	–	12,666,897
Foreign Government Debt Obligations	–	10,078,738	–	10,078,738
Collateralized Loan Obligations	–	7,761,113	250,000	8,011,113
Mortgage-Backed Securities	–	5,825,246	–	5,825,246
Affiliated Registered Investment Companies	5,139,050	–	–	5,139,050
Foreign Government Agency Issues	–	2,610,801	–	2,610,801
Convertible Bonds	–	1,565,121	–	1,565,121
Convertible Preferred Stocks	743,672	–	–	743,672
Purchased Options	–	230,714	–	230,714
Preferred Stocks	150,987	–	–	150,987
U.S. Treasury Bills	–	4,732,482	–	4,732,482
Total Investments	6,909,971	173,399,296	526,423	180,835,690

Other Financial Instruments:
Futures Contracts*	642,089	–	–	642,089
Forwards*	–	198,032	–	198,032
Credit Default Swaps*	–	5,997	–	5,997
Volatility Swaps*	–	12,166	–	12,166
Interest Rate Swaps*	–	9,679	–	9,679
Total Other Financial Instruments	642,089	225,874	–	867,963

Liabilities:
Investments:
Written Options	–	(171,481)	–	(171,481)
Total Investments	–	(171,481)	–	(171,481)

Other Financial Instruments:
Futures Contracts*	(289,387)	–	–	(289,387)
Forwards*	–	(106,065)	–	(106,065)
Interest Rate Swaps*	–	(12,579)	–	(12,579)
Volatility Swaps*	–	(6,146)	–	(6,146)
Total Other Financial Instruments	(289,387)	(124,790)	–	(414,177)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.